UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class and Classes T, T1 and L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2015 Conservative Fund (Institutional Class shares) returned 6.96% relative to 6.02% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2015 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	6.96%	N/A	2.29%
Class T	6.62%	5.51%	7.59%
Class T1	6.46%	5.41%	7.50%
(a) Institutional Class inception date was May 1, 2015.
(b) Class T and T1 inception date was May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	59.72%
Large Cap Equity	12.01
Fixed Interest Contract	9.97
International Equity	8.56
Mid Cap Equity	4.97
Small Cap Equity	2.53
Real Estate Equity	2.24
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,022.20	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.44
Class T
Actual	$1,000.00	$1,020.10	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.22
Class T1
Actual	$1,000.00	$1,019.40	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.72
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Class T Shares and 0.93% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2015 Fund (Institutional Class shares) returned 7.57% relative to 7.10% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2015 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	7.57%	N/A	2.47%
Class T	7.25%	7.34%	9.31%
Class T1	7.18%	7.25%	9.24%
Class L	3.93%	N/A	3.93%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Class T and T1 inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	46.51%
Large Cap Equity	18.25
International Equity	13.06
Mid Cap Equity	7.57
Fixed Interest Contract	7.49
Small Cap Equity	3.85
Real Estate Equity	3.27
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,031.70	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.49
Class T
Actual	$1,000.00	$1,030.30	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.27
Class T1
Actual	$1,000.00	$1,030.40	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.77
Class L
Actual	$1,000.00	$1,029.10	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.48
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Class T Shares, 0.94% for the Class T1 shares, and 1.08% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2020 Conservative Fund (Institutional Class shares) returned 3.99% relative to 2.07% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2020 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	3.99%	N/A	3.99%
Class T	3.89%	N/A	3.89%
Class T1	3.67%	N/A	3.67%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	56.77%
Large Cap Equity	13.79
International Equity	10.48
Fixed Interest Contract	7.61
Mid Cap Equity	5.77
Small Cap Equity	3.19
Real Estate Equity	2.39
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,025.10	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.20
Class T
Actual	$1,000.00	$1,024.70	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.03
Class T1
Actual	$1,000.00	$1,022.70	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Institutional Class shares, 0.99% for the Class T Shares and 1.07% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2020 Fund (Institutional Class shares) returned 5.03% relative to 3.52% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2020 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	5.03%	N/A	5.03%
Class T	4.84%	N/A	4.84%
Class T1	4.85%	N/A	4.85%
Class L	4.76%	N/A	4.76%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	42.03%
Large Cap Equity	20.37
International Equity	15.62
Mid Cap Equity	8.47
Fixed Interest Contract	5.47
Small Cap Equity	4.66
Real Estate Equity	3.38
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,036.40	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
Class T
Actual	$1,000.00	$1,034.50	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.82
Class T1
Actual	$1,000.00	$1,035.30	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.33
Class L
Actual	$1,000.00	$1,034.50	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class shares, 0.95% for the Class T Shares, 1.05% for the Class T1 shares, and 0.95% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2025 Conservative Fund (Institutional Class shares) returned 7.67% relative to 7.04% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2025 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	7.67%	N/A	2.39%
Class T	7.33%	6.84%	8.83%
Class T1	7.24%	6.73%	8.72%
(a) Institutional Class inception date was May 1, 2015.
(b) Class T and T1 inception date was May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	53.06%
Large Cap Equity	15.74
International Equity	12.86
Mid Cap Equity	6.48
Fixed Interest Contract	5.59
Small Cap Equity	3.87
Real Estate Equity	2.40
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,028.90	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.69
Class T
Actual	$1,000.00	$1,027.50	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.47
Class T1
Actual	$1,000.00	$1,026.40	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.98
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class shares, 0.88% for the Class T Shares and 0.98% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2025 Fund (Institutional Class shares) returned 8.37% relative to 8.39% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2025 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	8.37%	N/A	2.41%
Class T	8.13%	9.21%	10.92%
Class T1	8.07%	9.08%	10.81%
Class L	4.72%	N/A	4.72%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Class T and T1 inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	35.16%
Large Cap Equity	23.31
International Equity	19.20
Mid Cap Equity	9.61
Small Cap Equity	5.72
Fixed Interest Contract	3.57
Real Estate Equity	3.43
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,042.50	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Class T
Actual	$1,000.00	$1,041.30	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.57
Class T1
Actual	$1,000.00	$1,041.40	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.08
Class L
Actual	$1,000.00	$1,039.60	$5.90
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.84
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Class T Shares, 1.00% for the Class T1 shares, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2030 Conservative Fund (Institutional Class shares) returned 4.92% relative to the 3.24% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2030 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	4.92%	N/A	4.92%
Class T	4.72%	N/A	4.72%
Class T1	4.58%	N/A	4.58%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	46.41%
Large Cap Equity	18.52
International Equity	16.29
Mid Cap Equity	7.65
Small Cap Equity	4.92
Fixed Interest Contract	3.59
Real Estate Equity	2.62
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,035.30	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.25
Class T
Actual	$1,000.00	$1,033.90	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.03
Class T1
Actual	$1,000.00	$1,032.60	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Institutional Class shares, 0.99% for the Class T Shares and 1.07% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2030 Fund (Institutional Class shares) returned 6.32% relative to 5.25% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2030 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	6.32%	N/A	6.32%
Class T	6.11%	N/A	6.11%
Class T1	6.17%	N/A	6.17%
Class L	6.03%	N/A	6.03%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.94%
Bond	25.72
International Equity	23.57
Mid Cap Equity	11.16
Small Cap Equity	7.13
Real Estate Equity	3.56
Fixed Interest Contract	1.92
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,049.50	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.46
Class T
Actual	$1,000.00	$1,048.40	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.23
Class T1
Actual	$1,000.00	$1,048.70	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.74
Class L
Actual	$1,000.00	$1,048.50	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.28
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Institutional Class shares, 1.03% for the Class T Shares, 1.13% for the Class T1 shares, and 1.04% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.57%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2035 Conservative Fund (Institutional Class shares) returned 8.78% relative to 8.61% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2035 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	8.78%	N/A	2.45%
Class T	8.37%	8.64%	10.39%
Class T1	8.25%	8.53%	10.28%
(a) Institutional Class inception date was May 1, 2015.
(b) Class T and T1 inception date was May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	37.24%
Large Cap Equity	22.24
International Equity	20.69
Mid Cap Equity	9.09
Small Cap Equity	6.25
Real Estate Equity	2.57
Fixed Interest Contract	1.92
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,042.50	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.95
Class T
Actual	$1,000.00	$1,041.00	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.72
Class T1
Actual	$1,000.00	$1,040.50	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.23
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Class T Shares and 1.03% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2035 Fund (Institutional Class shares) returned 9.56% relative to 10.07% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2035 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	9.56%	N/A	2.56%
Class T	9.04%	10.43%	11.86%
Class T1	8.98%	10.29%	11.74%
Class L	5.63%	N/A	5.63%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Class T and T1 inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.96%
International Equity	28.09
Bond	16.79
Mid Cap Equity	12.28
Small Cap Equity	8.43
Real Estate Equity	3.61
Fixed Interest Contract	0.84
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,058.40	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.95
Class T
Actual	$1,000.00	$1,055.60	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.77
Class T1
Actual	$1,000.00	$1,055.70	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.28
Class L
Actual	$1,000.00	$1,054.20	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.99
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.94% for the Class T Shares, 1.04% for the Class T1 shares, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2040 Conservative Fund (Institutional Class shares) returned 6.34% relative to 5.24% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2040 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	6.34%	N/A	6.34%
Class T	6.01%	N/A	6.01%
Class T1	6.06%	N/A	6.06%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	27.32%
Large Cap Equity	25.57
International Equity	25.41
Mid Cap Equity	10.51
Small Cap Equity	7.71
Real Estate Equity	2.74
Fixed Interest Contract	0.74
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,050.30	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.91
Class T
Actual	$1,000.00	$1,047.70	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.69
Class T1
Actual	$1,000.00	$1,048.30	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09
* Expenses are equal to the Fund's annualized expense ratio of 0.77% for the Institutional Class shares, 1.12% for the Class T Shares and 1.20% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.65%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2040 Fund (Institutional Class shares) returned 7.44% relative to 6.82% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2040 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	7.44%	N/A	7.44%
Class T	7.09%	N/A	7.09%
Class T1	7.08%	N/A	7.08%
Class L	7.04%	N/A	7.04%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	31.51%
Large Cap Equity	31.48
Mid Cap Equity	12.88
Bond	10.61
Small Cap Equity	9.52
Real Estate Equity	3.72
Fixed Interest Contract	0.28
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,062.50	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.41
Class T
Actual	$1,000.00	$1,059.00	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.13
Class T1
Actual	$1,000.00	$1,058.50	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.64
Class L
Actual	$1,000.00	$1,059.30	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.18
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class shares, 1.01% for the Class T Shares, 1.11% for the Class T1 shares, and 1.02% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2045 Conservative Fund (Institutional Class shares) returned 9.55% relative to 10.08% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2045 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	9.55%	N/A	2.51%
Class T	9.17%	9.50%	11.05%
Class T1	9.09%	9.39%	10.94%
(a) Institutional Class inception date was May 1, 2015.
(b) Class T and T1 inception date was May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	29.10%
Large Cap Equity	27.51
Bond	20.61
Mid Cap Equity	11.17
Small Cap Equity	8.79
Real Estate Equity	2.73
Fixed Interest Contract	0.09
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,056.00	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.15
Class T
Actual	$1,000.00	$1,053.10	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.93
Class T1
Actual	$1,000.00	$1,053.10	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Institutional Class shares, 0.97% for the Class T Shares and 1.07% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2045 Fund (Institutional Class shares) returned 9.88% relative to 10.84% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2045 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	9.88%	N/A	2.46%
Class T	9.53%	10.37%	11.79%
Class T1	9.40%	10.32%	11.72%
Class L	5.94%	N/A	5.94%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Class T and T1 inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	33.58%
Large Cap Equity	31.60
Mid Cap Equity	12.87
Small Cap Equity	10.10
Bond	8.06
Real Estate Equity	3.76
Fixed Interest Contract	0.03
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,064.00	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
Class T
Actual	$1,000.00	$1,061.50	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.82
Class T1
Actual	$1,000.00	$1,061.10	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.33
Class L
Actual	$1,000.00	$1,059.70	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class shares, 0.95% for the Class T Shares, 1.05% for the Class T1 shares, and 1.20% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2050 Conservative Fund (Institutional Class shares) returned 6.85% relative to 6.28% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2050 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	6.85%	N/A	6.85%
Class T	6.66%	N/A	6.66%
Class T1	6.63%	N/A	6.63%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	31.48%
Large Cap Equity	27.93
Bond	16.78
Mid Cap Equity	11.41
Small Cap Equity	9.52
Real Estate Equity	2.88
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,056.20	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.30
Class T
Actual	$1,000.00	$1,055.00	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.08
Class T1
Actual	$1,000.00	$1,054.70	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.48
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares, 1.00% for the Class T Shares and 1.08% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the period from the Fund’s inception (April 28, 2016) through December 31, 2016, the Great-West Lifetime 2050 Fund (Institutional Class shares) returned 7.45% relative to 7.07% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2050 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Institutional Class	7.45%	N/A	7.45%
Class T	7.15%	N/A	7.15%
Class T1	7.16%	N/A	7.16%
Class L	7.05%	N/A	7.05%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	34.85%
Large Cap Equity	30.87
Mid Cap Equity	12.57
Small Cap Equity	10.49
Bond	7.30
Real Estate Equity	3.92
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,063.00	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.56
Class T
Actual	$1,000.00	$1,061.00	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.28
Class T1
Actual	$1,000.00	$1,060.90	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.79
Class L
Actual	$1,000.00	$1,059.90	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.33
* Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class shares, 1.04% for the Class T Shares, 1.14% for the Class T1 shares, and 1.05% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2055 Conservative Fund (Institutional Class shares) returned 9.74% relative to 10.54% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2055 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.
Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	9.74%	N/A	2.30%
Class T	9.33%	9.45%	10.99%
Class T1	9.23%	9.35%	10.88%
(a) Institutional Class inception date was May 1, 2015.
(b) Class T and T1 inception date was May 1, 2009.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	33.07%
Large Cap Equity	27.53
Bond	15.49
Mid Cap Equity	11.11
Small Cap Equity	9.89
Real Estate Equity	2.91
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,058.30	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.15
Class T
Actual	$1,000.00	$1,056.40	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.93
Class T1
Actual	$1,000.00	$1,056.00	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Institutional Class shares, 0.97% for the Class T Shares and 1.07% for the Class T1 shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Lifetime 2055 Fund (Institutional Class shares) returned 9.87% relative to 10.90% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2055 Index.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	9.87%	N/A	2.17%
Class T	9.44%	10.17%	11.60%
Class T1	9.39%	10.06%	11.52%
Class L	5.88%	N/A	5.88%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Class T and T1 inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	36.24%
Large Cap Equity	29.92
Mid Cap Equity	12.10
Small Cap Equity	10.75
Bond	7.05
Real Estate Equity	3.94
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,063.50	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.10
Class T
Actual	$1,000.00	$1,061.60	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.88
Class T1
Actual	$1,000.00	$1,061.20	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.38
Class L
Actual	$1,000.00	$1,060.20	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class shares, 0.96% for the Class T Shares, 1.06% for the Class T1 shares, and 1.20% for the Class L shares multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
852,476	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,771,978
1,684,722	Great-West Bond Index Fund Institutional Class(a)	16,291,259
825,275	Great-West Federated Bond Fund Institutional Class(a)	8,005,172
760,144	Great-West Loomis Sayles Bond Fund Institutional Class(a)	7,145,350
757,956	Great-West Putnam High Yield Bond Institutional Class(a)	7,238,479
504,118	Great-West Short Duration Bond Fund Institutional Class(a)	4,960,526
446,747	Great-West Templeton Global Bond Fund Institutional Class(a)	4,087,736
733,256	Oppenheimer International Bond Fund Class I	4,113,564
804,857	PIMCO Real Return Fund Institutional Class	8,789,034

TOTAL BOND MUTUAL FUNDS — 59.75% (Cost $70,842,144)		$ 69,403,098
EQUITY MUTUAL FUNDS
21,428	AllianzGI NFJ Small-Cap Value Fund Class R6	557,352
35,974	American Century Real Estate Fund Class R6	1,012,668
61,851	DFA International Real Estate Securities Portfolio Institutional Class	290,700
30,786	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	313,401
127,566	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,265,455
443,253	Great-West International Index Fund Institutional Class(a)	3,834,135
58,561	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	557,501
103,716	Great-West MFS International Growth Fund Institutional Class(a)	859,805
220,970	Great-West MFS International Value Fund Institutional Class(a)	2,114,685
344,449	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,041,487
Shares		Fair Value
Equity Mutual Funds — (continued)
198,666	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,857,530
109,503	Great-West Real Estate Index Fund Institutional Class(a)	1,011,810
687,071	Great-West S&P 500® Index Fund Institutional Class(a)	6,733,299
303,036	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,890,959
173,781	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,706,530
211,090	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,857,589
160,326	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,300,247
23,650	Invesco Global Real Estate Fund Class R6	290,661
27,943	Invesco International Growth Fund Class R6	859,790
12,106	Invesco Small Cap Discovery Fund Class R6	116,096
19,906	Janus Triton Fund Class N	475,939
119,503	Northern Emerging Markets Equity Index Fund	1,138,864
35,640	Oppenheimer Developing Markets Fund Class A	1,139,056

TOTAL EQUITY MUTUAL FUNDS — 30.32% (Cost $35,699,194)		$ 35,225,559
Account Balance
FIXED INTEREST CONTRACT
11,581,560 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,581,560

TOTAL FIXED INTEREST CONTRACT — 9.97% (Cost $11,581,560)		$ 11,581,560
TOTAL INVESTMENTS — 100.04% (Cost $118,122,898)		$116,210,217
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (52,197)
TOTAL NET ASSETS — 100.00%		$116,158,020
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
5,643,953	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 58,076,277
11,329,272	Great-West Bond Index Fund Institutional Class(a)	109,554,060
5,557,830	Great-West Federated Bond Fund Institutional Class(a)	53,910,947
5,090,209	Great-West Loomis Sayles Bond Fund Institutional Class(a)	47,847,960
5,010,554	Great-West Putnam High Yield Bond Institutional Class(a)	47,850,791
3,237,705	Great-West Short Duration Bond Fund Institutional Class(a)	31,859,021
2,947,030	Great-West Templeton Global Bond Fund Institutional Class(a)	26,965,326
4,841,194	Oppenheimer International Bond Fund Class I	27,159,100
5,332,186	PIMCO Real Return Fund Institutional Class	58,227,470

TOTAL BOND MUTUAL FUNDS — 46.53% (Cost $469,585,599)		$461,450,952
EQUITY MUTUAL FUNDS
278,071	AllianzGI NFJ Small-Cap Value Fund Class R6	7,232,629
451,048	American Century Real Estate Fund Class R6	12,696,994
763,443	DFA International Real Estate Securities Portfolio Institutional Class	3,588,180
407,280	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,146,112
1,666,424	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	16,530,931
5,784,354	Great-West International Index Fund Institutional Class(a)	50,034,659
759,648	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,231,853
1,353,268	Great-West MFS International Growth Fund Institutional Class(a)	11,218,589
2,873,565	Great-West MFS International Value Fund Institutional Class(a)	27,500,015
4,450,684	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	39,299,539
Shares		Fair Value
Equity Mutual Funds — (continued)
2,572,739	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 24,055,107
1,358,152	Great-West Real Estate Index Fund Institutional Class(a)	12,549,329
8,928,549	Great-West S&P 500® Index Fund Institutional Class(a)	87,499,783
3,933,334	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	37,524,006
2,254,466	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,138,857
2,732,322	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,044,438
2,085,046	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,909,720
291,530	Invesco Global Real Estate Fund Class R6	3,582,899
364,601	Invesco International Growth Fund Class R6	11,218,759
165,038	Invesco Small Cap Discovery Fund Class R6	1,582,718
260,553	Janus Triton Fund Class N	6,229,835
1,555,590	Northern Emerging Markets Equity Index Fund	14,824,775
464,005	Oppenheimer Developing Markets Fund Class A	14,829,593

TOTAL EQUITY MUTUAL FUNDS — 46.03% (Cost $458,761,552)		$456,469,320
Account Balance
FIXED INTEREST CONTRACT
74,322,039 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	74,322,039

TOTAL FIXED INTEREST CONTRACT — 7.49% (Cost $74,322,039)		$ 74,322,039
TOTAL INVESTMENTS — 100.05% (Cost $1,002,669,190)		$992,242,311
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (465,902)
TOTAL NET ASSETS — 100.00%		$991,776,409
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
3,977	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 40,920
10,877	Great-West Bond Index Fund Institutional Class(a)	105,178
5,308	Great-West Federated Bond Fund Institutional Class(a)	51,483
4,867	Great-West Loomis Sayles Bond Fund Institutional Class(a)	45,753
4,682	Great-West Putnam High Yield Bond Institutional Class(a)	44,715
2,349	Great-West Short Duration Bond Fund Institutional Class(a)	23,115
2,663	Great-West Templeton Global Bond Fund Institutional Class(a)	24,371
4,407	Oppenheimer International Bond Fund Class I	24,725
3,760	PIMCO Real Return Fund Institutional Class	41,060

TOTAL BOND MUTUAL FUNDS — 56.80% (Cost $405,508)		$ 401,320
EQUITY MUTUAL FUNDS
160	AllianzGI NFJ Small-Cap Value Fund Class R6	4,152
225	American Century Real Estate Fund Class R6	6,325
409	DFA International Real Estate Securities Portfolio Institutional Class	1,923
211	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,146
890	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	8,830
3,270	Great-West International Index Fund Institutional Class(a)	28,287
449	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,278
766	Great-West MFS International Growth Fund Institutional Class(a)	6,348
1,621	Great-West MFS International Value Fund Institutional Class(a)	15,510
2,383	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	21,041
Shares		Fair Value
Equity Mutual Funds — (continued)
1,369	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 12,796
732	Great-West Real Estate Index Fund Institutional Class(a)	6,761
4,789	Great-West S&P 500® Index Fund Institutional Class(a)	46,937
2,151	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,520
1,335	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,113
1,494	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,147
1,152	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,344
156	Invesco Global Real Estate Fund Class R6	1,915
205	Invesco International Growth Fund Class R6	6,317
94	Invesco Small Cap Discovery Fund Class R6	903
148	Janus Triton Fund Class N	3,545
925	Northern Emerging Markets Equity Index Fund	8,816
276	Oppenheimer Developing Markets Fund Class A	8,818

TOTAL EQUITY MUTUAL FUNDS — 35.63% (Cost $257,223)		$ 251,772
Account Balance
FIXED INTEREST CONTRACT
53,775 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	53,775

TOTAL FIXED INTEREST CONTRACT — 7.61% (Cost $53,775)		$ 53,775
TOTAL INVESTMENTS — 100.04% (Cost $716,506)		$ 706,867
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (299)
TOTAL NET ASSETS — 100.00%		$ 706,568
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
64,297	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 661,615
177,395	Great-West Bond Index Fund Institutional Class(a)	1,715,405
86,682	Great-West Federated Bond Fund Institutional Class(a)	840,819
78,590	Great-West Loomis Sayles Bond Fund Institutional Class(a)	738,741
74,809	Great-West Putnam High Yield Bond Institutional Class(a)	714,428
36,800	Great-West Short Duration Bond Fund Institutional Class(a)	362,113
43,339	Great-West Templeton Global Bond Fund Institutional Class(a)	396,555
71,293	Oppenheimer International Bond Fund Class I	399,954
60,749	PIMCO Real Return Fund Institutional Class	663,377

TOTAL BOND MUTUAL FUNDS — 42.05% (Cost $6,593,226)		$ 6,493,007
EQUITY MUTUAL FUNDS
5,212	AllianzGI NFJ Small-Cap Value Fund Class R6	135,562
7,105	American Century Real Estate Fund Class R6	200,015
12,576	DFA International Real Estate Securities Portfolio Institutional Class	59,109
6,937	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	70,614
28,859	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	286,279
105,962	Great-West International Index Fund Institutional Class(a)	916,572
14,326	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	136,386
24,943	Great-West MFS International Growth Fund Institutional Class(a)	206,779
52,721	Great-West MFS International Value Fund Institutional Class(a)	504,539
76,906	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	679,080
Shares		Fair Value
Equity Mutual Funds — (continued)
44,557	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 416,611
22,221	Great-West Real Estate Index Fund Institutional Class(a)	205,317
154,369	Great-West S&P 500® Index Fund Institutional Class(a)	1,512,820
68,560	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	654,062
42,571	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	418,050
47,787	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	420,521
36,723	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	297,822
4,804	Invesco Global Real Estate Fund Class R6	59,045
6,721	Invesco International Growth Fund Class R6	206,809
3,044	Invesco Small Cap Discovery Fund Class R6	29,194
4,889	Janus Triton Fund Class N	116,889
30,262	Northern Emerging Markets Equity Index Fund	288,397
9,031	Oppenheimer Developing Markets Fund Class A	288,614

TOTAL EQUITY MUTUAL FUNDS — 52.51% (Cost $8,268,337)		$ 8,109,086
Account Balance
FIXED INTEREST CONTRACT
845,568 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	845,568

TOTAL FIXED INTEREST CONTRACT — 5.48% (Cost $845,568)		$ 845,568
TOTAL INVESTMENTS — 100.04% (Cost $15,707,131)		$ 15,447,661
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (5,430)
TOTAL NET ASSETS — 100.00%		$ 15,442,231
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
925,750	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,525,963
3,546,962	Great-West Bond Index Fund Institutional Class(a)	34,299,117
1,733,957	Great-West Federated Bond Fund Institutional Class(a)	16,819,382
1,561,212	Great-West Loomis Sayles Bond Fund Institutional Class(a)	14,675,393
1,451,770	Great-West Putnam High Yield Bond Institutional Class(a)	13,864,407
546,634	Great-West Short Duration Bond Fund Institutional Class(a)	5,378,879
835,692	Great-West Templeton Global Bond Fund Institutional Class(a)	7,646,585
1,371,985	Oppenheimer International Bond Fund Class I	7,696,835
873,793	PIMCO Real Return Fund Institutional Class	9,541,819

TOTAL BOND MUTUAL FUNDS — 53.08% (Cost $122,415,254)		$119,448,380
EQUITY MUTUAL FUNDS
63,105	AllianzGI NFJ Small-Cap Value Fund Class R6	1,641,373
73,010	American Century Real Estate Fund Class R6	2,055,224
139,112	DFA International Real Estate Securities Portfolio Institutional Class	653,825
79,478	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	809,091
324,120	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,215,266
1,259,370	Great-West International Index Fund Institutional Class(a)	10,893,552
172,492	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,642,127
295,922	Great-West MFS International Growth Fund Institutional Class(a)	2,453,197
625,514	Great-West MFS International Value Fund Institutional Class(a)	5,986,165
865,433	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,641,772
Shares		Fair Value
Equity Mutual Funds — (continued)
500,121	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,676,131
222,130	Great-West Real Estate Index Fund Institutional Class(a)	2,052,486
1,736,438	Great-West S&P 500® Index Fund Institutional Class(a)	17,017,090
763,767	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,286,342
515,185	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,059,112
531,504	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,677,238
404,851	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,283,343
53,180	Invesco Global Real Estate Fund Class R6	653,577
79,742	Invesco International Growth Fund Class R6	2,453,658
37,507	Invesco Small Cap Discovery Fund Class R6	359,693
59,237	Janus Triton Fund Class N	1,416,347
376,060	Northern Emerging Markets Equity Index Fund	3,583,852
112,127	Oppenheimer Developing Markets Fund Class A	3,583,571

TOTAL EQUITY MUTUAL FUNDS — 41.37% (Cost $94,829,798)		$ 93,094,032
Account Balance
FIXED INTEREST CONTRACT
12,578,900 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,578,900

TOTAL FIXED INTEREST CONTRACT — 5.59% (Cost $12,578,900)		$ 12,578,900
TOTAL INVESTMENTS — 100.04% (Cost $229,823,952)		$225,121,312
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (100,901)
TOTAL NET ASSETS — 100.00%		$225,020,411
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
4,731,279	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 48,684,859
18,274,881	Great-West Bond Index Fund Institutional Class(a)	176,718,102
8,927,098	Great-West Federated Bond Fund Institutional Class(a)	86,592,855
8,023,246	Great-West Loomis Sayles Bond Fund Institutional Class(a)	75,418,511
7,423,515	Great-West Putnam High Yield Bond Institutional Class(a)	70,894,567
2,711,244	Great-West Short Duration Bond Fund Institutional Class(a)	26,678,642
4,241,413	Great-West Templeton Global Bond Fund Institutional Class(a)	38,808,929
7,003,623	Oppenheimer International Bond Fund Class I	39,290,325
4,469,836	PIMCO Real Return Fund Institutional Class	48,810,607

TOTAL BOND MUTUAL FUNDS — 35.18% (Cost $625,218,547)		$ 611,897,397
EQUITY MUTUAL FUNDS
725,182	AllianzGI NFJ Small-Cap Value Fund Class R6	18,861,980
812,054	American Century Real Estate Fund Class R6	22,859,307
1,531,967	DFA International Real Estate Securities Portfolio Institutional Class	7,200,243
896,339	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,124,735
3,701,452	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	36,718,408
14,512,765	Great-West International Index Fund Institutional Class(a)	125,535,415
1,985,704	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,903,904
3,410,128	Great-West MFS International Growth Fund Institutional Class(a)	28,269,960
7,221,237	Great-West MFS International Value Fund Institutional Class(a)	69,107,234
9,900,559	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	87,421,933
Shares		Fair Value
Equity Mutual Funds — (continued)
5,742,217	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 53,689,729
2,451,427	Great-West Real Estate Index Fund Institutional Class(a)	22,651,187
19,875,763	Great-West S&P 500® Index Fund Institutional Class(a)	194,782,478
8,771,303	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	83,678,233
5,881,077	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	57,752,181
6,098,818	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	53,669,603
4,628,977	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,541,001
584,829	Invesco Global Real Estate Fund Class R6	7,187,552
918,571	Invesco International Growth Fund Class R6	28,264,442
414,188	Invesco Small Cap Discovery Fund Class R6	3,972,058
677,781	Janus Triton Fund Class N	16,205,732
4,356,775	Northern Emerging Markets Equity Index Fund	41,520,066
1,299,325	Oppenheimer Developing Markets Fund Class A	41,526,424

TOTAL EQUITY MUTUAL FUNDS — 61.30% (Cost $1,067,866,991)		$ 1,066,443,805
Account Balance
FIXED INTEREST CONTRACT
62,154,839 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	62,154,839

TOTAL FIXED INTEREST CONTRACT — 3.57% (Cost $62,154,839)		$ 62,154,839
TOTAL INVESTMENTS — 100.05% (Cost $1,755,240,377)		$ 1,740,496,041
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (829,337)
TOTAL NET ASSETS — 100.00%		$ 1,739,666,704
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
4,081	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 41,998
22,947	Great-West Bond Index Fund Institutional Class(a)	221,893
11,226	Great-West Federated Bond Fund Institutional Class(a)	108,890
10,018	Great-West Loomis Sayles Bond Fund Institutional Class(a)	94,171
9,099	Great-West Putnam High Yield Bond Institutional Class(a)	86,895
2,416	Great-West Short Duration Bond Fund Institutional Class(a)	23,777
5,150	Great-West Templeton Global Bond Fund Institutional Class(a)	47,125
8,519	Oppenheimer International Bond Fund Class I	47,790
3,855	PIMCO Real Return Fund Institutional Class	42,099

TOTAL BOND MUTUAL FUNDS — 46.44% (Cost $720,484)		$ 714,638
EQUITY MUTUAL FUNDS
552	AllianzGI NFJ Small-Cap Value Fund Class R6	14,345
556	American Century Real Estate Fund Class R6	15,652
1,030	DFA International Real Estate Securities Portfolio Institutional Class	4,840
627	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,380
2,594	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	25,733
10,721	Great-West International Index Fund Institutional Class(a)	92,735
1,509	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	14,364
2,519	Great-West MFS International Growth Fund Institutional Class(a)	20,885
5,314	Great-West MFS International Value Fund Institutional Class(a)	50,857
6,964	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	61,495
Shares		Fair Value
Equity Mutual Funds — (continued)
4,002	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 37,420
1,610	Great-West Real Estate Index Fund Institutional Class(a)	14,880
13,924	Great-West S&P 500® Index Fund Institutional Class(a)	136,459
6,178	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	58,936
4,478	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	43,978
4,291	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	37,762
3,291	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,689
392	Invesco Global Real Estate Fund Class R6	4,821
680	Invesco International Growth Fund Class R6	20,910
318	Invesco Small Cap Discovery Fund Class R6	3,049
510	Janus Triton Fund Class N	12,195
3,432	Northern Emerging Markets Equity Index Fund	32,703
1,024	Oppenheimer Developing Markets Fund Class A	32,713

TOTAL EQUITY MUTUAL FUNDS — 50.02% (Cost $788,770)		$ 769,801
Account Balance
FIXED INTEREST CONTRACT
55,309 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	55,309

TOTAL FIXED INTEREST CONTRACT — 3.59% (Cost $55,309)		$ 55,309
TOTAL INVESTMENTS — 100.05% (Cost $1,564,563)		$ 1,539,748
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (820)
TOTAL NET ASSETS — 100.00%		$ 1,538,928
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
22,003	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 226,409
124,573	Great-West Bond Index Fund Institutional Class(a)	1,204,619
60,866	Great-West Federated Bond Fund Institutional Class(a)	590,403
54,328	Great-West Loomis Sayles Bond Fund Institutional Class(a)	510,684
49,126	Great-West Putnam High Yield Bond Institutional Class(a)	469,150
12,615	Great-West Short Duration Bond Fund Institutional Class(a)	124,130
27,845	Great-West Templeton Global Bond Fund Institutional Class(a)	254,781
45,844	Oppenheimer International Bond Fund Class I	257,185
20,764	PIMCO Real Return Fund Institutional Class	226,746

TOTAL BOND MUTUAL FUNDS — 25.73% (Cost $3,915,430)		$ 3,864,107
EQUITY MUTUAL FUNDS
7,690	AllianzGI NFJ Small-Cap Value Fund Class R6	200,018
7,118	American Century Real Estate Fund Class R6	200,360
13,854	DFA International Real Estate Securities Portfolio Institutional Class	65,115
8,905	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	90,649
36,829	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	365,347
151,515	Great-West International Index Fund Institutional Class(a)	1,310,606
21,283	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	202,614
35,573	Great-West MFS International Growth Fund Institutional Class(a)	294,898
75,293	Great-West MFS International Value Fund Institutional Class(a)	720,559
98,550	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	870,200
Shares		Fair Value
Equity Mutual Funds — (continued)
56,873	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 531,762
22,295	Great-West Real Estate Index Fund Institutional Class(a)	206,006
197,360	Great-West S&P 500® Index Fund Institutional Class(a)	1,934,133
87,959	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	839,130
63,687	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	625,407
61,211	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	538,657
47,043	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	381,520
5,286	Invesco Global Real Estate Fund Class R6	64,964
9,590	Invesco International Growth Fund Class R6	295,075
4,500	Invesco Small Cap Discovery Fund Class R6	43,154
7,218	Janus Triton Fund Class N	172,580
48,203	Northern Emerging Markets Equity Index Fund	459,370
14,371	Oppenheimer Developing Markets Fund Class A	459,287

TOTAL EQUITY MUTUAL FUNDS — 72.38% (Cost $11,074,081)		$ 10,871,411
Account Balance
FIXED INTEREST CONTRACT
288,421 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	288,421

TOTAL FIXED INTEREST CONTRACT — 1.92% (Cost $288,421)		$ 288,421
TOTAL INVESTMENTS — 100.03% (Cost $15,277,932)		$ 15,023,939
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (4,808)
TOTAL NET ASSETS — 100.00%		$ 15,019,131
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
260,598	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,681,554
2,370,230	Great-West Bond Index Fund Institutional Class(a)	22,920,129
1,155,434	Great-West Federated Bond Fund Institutional Class(a)	11,207,708
1,026,790	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,651,826
911,987	Great-West Putnam High Yield Bond Institutional Class(a)	8,709,475
154,073	Great-West Short Duration Bond Fund Institutional Class(a)	1,516,077
516,995	Great-West Templeton Global Bond Fund Institutional Class(a)	4,730,504
848,873	Oppenheimer International Bond Fund Class I	4,762,178
246,150	PIMCO Real Return Fund Institutional Class	2,687,959

TOTAL BOND MUTUAL FUNDS — 37.25% (Cost $70,638,958)		$ 68,867,410
EQUITY MUTUAL FUNDS
83,826	AllianzGI NFJ Small-Cap Value Fund Class R6	2,180,312
63,054	American Century Real Estate Fund Class R6	1,774,974
130,138	DFA International Real Estate Securities Portfolio Institutional Class	611,648
90,715	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	923,475
372,527	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,695,465
1,620,318	Great-West International Index Fund Institutional Class(a)	14,015,747
229,168	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,181,683
379,197	Great-West MFS International Growth Fund Institutional Class(a)	3,143,540
805,728	Great-West MFS International Value Fund Institutional Class(a)	7,710,819
999,961	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	8,829,659
Shares		Fair Value
Equity Mutual Funds — (continued)
576,952	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,394,503
190,817	Great-West Real Estate Index Fund Institutional Class(a)	1,763,146
2,002,004	Great-West S&P 500® Index Fund Institutional Class(a)	19,619,639
881,464	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,409,166
685,015	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,726,845
613,249	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,396,593
467,242	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,789,335
49,731	Invesco Global Real Estate Fund Class R6	611,196
102,179	Invesco International Growth Fund Class R6	3,144,053
48,158	Invesco Small Cap Discovery Fund Class R6	461,833
78,902	Janus Triton Fund Class N	1,886,555
538,383	Northern Emerging Markets Equity Index Fund	5,130,786
160,545	Oppenheimer Developing Markets Fund Class A	5,131,010

TOTAL EQUITY MUTUAL FUNDS — 60.88% (Cost $114,936,498)		$112,531,982
Account Balance
FIXED INTEREST CONTRACT
3,549,436 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,549,436

TOTAL FIXED INTEREST CONTRACT — 1.92% (Cost $3,549,436)		$ 3,549,436
TOTAL INVESTMENTS — 100.05% (Cost $189,124,892)		$184,948,828
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (88,225)
TOTAL NET ASSETS — 100.00%		$184,860,603
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
952,627	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,802,533
8,694,978	Great-West Bond Index Fund Institutional Class(a)	84,080,435
4,260,314	Great-West Federated Bond Fund Institutional Class(a)	41,325,042
3,769,651	Great-West Loomis Sayles Bond Fund Institutional Class(a)	35,434,724
3,347,349	Great-West Putnam High Yield Bond Institutional Class(a)	31,967,186
551,287	Great-West Short Duration Bond Fund Institutional Class(a)	5,424,668
1,887,089	Great-West Templeton Global Bond Fund Institutional Class(a)	17,266,865
3,107,157	Oppenheimer International Bond Fund Class I	17,431,151
899,565	PIMCO Real Return Fund Institutional Class	9,823,244

TOTAL BOND MUTUAL FUNDS — 16.80% (Cost $257,348,087)		$ 252,555,848
EQUITY MUTUAL FUNDS
922,100	AllianzGI NFJ Small-Cap Value Fund Class R6	23,983,815
722,758	American Century Real Estate Fund Class R6	20,345,631
1,482,590	DFA International Real Estate Securities Portfolio Institutional Class	6,968,175
996,844	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,147,867
4,098,692	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	40,659,029
17,848,587	Great-West International Index Fund Institutional Class(a)	154,390,279
2,523,405	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	24,022,817
4,200,200	Great-West MFS International Growth Fund Institutional Class(a)	34,819,654
8,866,912	Great-West MFS International Value Fund Institutional Class(a)	84,856,344
10,944,899	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	96,643,462
Shares		Fair Value
Equity Mutual Funds — (continued)
6,337,706	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 59,257,549
2,180,398	Great-West Real Estate Index Fund Institutional Class(a)	20,146,879
21,922,282	Great-West S&P 500® Index Fund Institutional Class(a)	214,838,367
9,673,741	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	92,287,490
7,504,690	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	73,696,060
6,730,987	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	59,232,689
5,119,410	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,518,413
566,307	Invesco Global Real Estate Fund Class R6	6,959,909
1,131,689	Invesco International Growth Fund Class R6	34,822,067
530,559	Invesco Small Cap Discovery Fund Class R6	5,088,063
863,701	Janus Triton Fund Class N	20,651,100
5,952,199	Northern Emerging Markets Equity Index Fund	56,724,452
1,774,868	Oppenheimer Developing Markets Fund Class A	56,724,769

TOTAL EQUITY MUTUAL FUNDS — 82.41% (Cost $1,241,970,934)		$ 1,238,784,880
Account Balance
FIXED INTEREST CONTRACT
12,646,756 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,646,756

TOTAL FIXED INTEREST CONTRACT — 0.84% (Cost $12,646,756)		$ 12,646,756
TOTAL INVESTMENTS — 100.05% (Cost $1,511,965,777)		$ 1,503,987,484
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (730,283)
TOTAL NET ASSETS — 100.00%		$ 1,503,257,201
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
238	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,452
4,302	Great-West Bond Index Fund Institutional Class(a)	41,606
2,102	Great-West Federated Bond Fund Institutional Class(a)	20,395
1,858	Great-West Loomis Sayles Bond Fund Institutional Class(a)	17,462
1,624	Great-West Putnam High Yield Bond Institutional Class(a)	15,509
140	Great-West Short Duration Bond Fund Institutional Class(a)	1,374
911	Great-West Templeton Global Bond Fund Institutional Class(a)	8,337
1,503	Oppenheimer International Bond Fund Class I	8,430
225	PIMCO Real Return Fund Institutional Class	2,458

TOTAL BOND MUTUAL FUNDS — 27.33% (Cost $119,206)		$ 118,023
EQUITY MUTUAL FUNDS
240	AllianzGI NFJ Small-Cap Value Fund Class R6	6,243
156	American Century Real Estate Fund Class R6	4,392
324	DFA International Real Estate Securities Portfolio Institutional Class	1,525
239	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,430
998	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	9,903
4,573	Great-West International Index Fund Institutional Class(a)	39,557
664	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,320
1,073	Great-West MFS International Growth Fund Institutional Class(a)	8,899
2,271	Great-West MFS International Value Fund Institutional Class(a)	21,735
2,670	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	23,573
Shares		Fair Value
Equity Mutual Funds — (continued)
1,538	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 14,379
477	Great-West Real Estate Index Fund Institutional Class(a)	4,408
5,361	Great-West S&P 500® Index Fund Institutional Class(a)	52,533
2,384	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	22,742
1,981	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	19,456
1,660	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	14,608
1,276	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,348
124	Invesco Global Real Estate Fund Class R6	1,518
290	Invesco International Growth Fund Class R6	8,908
138	Invesco Small Cap Discovery Fund Class R6	1,324
223	Janus Triton Fund Class N	5,342
1,610	Northern Emerging Markets Equity Index Fund	15,343
480	Oppenheimer Developing Markets Fund Class A	15,347

TOTAL EQUITY MUTUAL FUNDS — 71.97% (Cost $316,635)		$ 310,833
Account Balance
FIXED INTEREST CONTRACT
3,218 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,218

TOTAL FIXED INTEREST CONTRACT — 0.74% (Cost $3,218)		$ 3,218
TOTAL INVESTMENTS — 100.04% (Cost $439,059)		$ 432,074
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (183)
TOTAL NET ASSETS — 100.00%		$ 431,891
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
3,691	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 37,981
66,900	Great-West Bond Index Fund Institutional Class(a)	646,920
32,786	Great-West Federated Bond Fund Institutional Class(a)	318,022
28,811	Great-West Loomis Sayles Bond Fund Institutional Class(a)	270,828
25,118	Great-West Putnam High Yield Bond Institutional Class(a)	239,879
2,103	Great-West Short Duration Bond Fund Institutional Class(a)	20,690
14,079	Great-West Templeton Global Bond Fund Institutional Class(a)	128,828
23,214	Oppenheimer International Bond Fund Class I	130,232
3,497	PIMCO Real Return Fund Institutional Class	38,187

TOTAL BOND MUTUAL FUNDS — 10.62% (Cost $1,859,885)		$ 1,831,567
EQUITY MUTUAL FUNDS
11,993	AllianzGI NFJ Small-Cap Value Fund Class R6	311,953
8,388	American Century Real Estate Fund Class R6	236,119
17,874	DFA International Real Estate Securities Portfolio Institutional Class	84,007
11,953	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	121,677
49,183	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	487,899
226,079	Great-West International Index Fund Institutional Class(a)	1,955,580
32,607	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	310,415
53,129	Great-West MFS International Growth Fund Institutional Class(a)	440,437
112,535	Great-West MFS International Value Fund Institutional Class(a)	1,076,956
131,715	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,163,047
Shares		Fair Value
Equity Mutual Funds — (continued)
75,929	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 709,941
25,555	Great-West Real Estate Index Fund Institutional Class(a)	236,124
263,191	Great-West S&P 500® Index Fund Institutional Class(a)	2,579,271
116,498	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,111,396
97,057	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	953,097
80,954	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	712,399
61,709	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	500,457
6,816	Invesco Global Real Estate Fund Class R6	83,765
14,322	Invesco International Growth Fund Class R6	440,701
6,990	Invesco Small Cap Discovery Fund Class R6	67,033
11,141	Janus Triton Fund Class N	266,385
80,065	Northern Emerging Markets Equity Index Fund	763,016
23,878	Oppenheimer Developing Markets Fund Class A	763,154

TOTAL EQUITY MUTUAL FUNDS — 89.14% (Cost $15,329,599)		$ 15,374,829
Account Balance
FIXED INTEREST CONTRACT
48,237 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	48,237

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $48,237)		$ 48,237
TOTAL INVESTMENTS — 100.04% (Cost $17,237,721)		$ 17,254,633
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (6,244)
TOTAL NET ASSETS — 100.00%		$ 17,248,389
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
7,334	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 75,470
853,221	Great-West Bond Index Fund Institutional Class(a)	8,250,649
417,979	Great-West Federated Bond Fund Institutional Class(a)	4,054,393
366,962	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,449,438
314,943	Great-West Putnam High Yield Bond Institutional Class(a)	3,007,710
4,382	Great-West Short Duration Bond Fund Institutional Class(a)	43,118
177,842	Great-West Templeton Global Bond Fund Institutional Class(a)	1,627,254
291,922	Oppenheimer International Bond Fund Class I	1,637,682
6,927	PIMCO Real Return Fund Institutional Class	75,646

TOTAL BOND MUTUAL FUNDS — 20.62% (Cost $22,814,923)		$ 22,221,360
EQUITY MUTUAL FUNDS
68,773	AllianzGI NFJ Small-Cap Value Fund Class R6	1,788,786
38,214	American Century Real Estate Fund Class R6	1,075,732
85,044	DFA International Real Estate Securities Portfolio Institutional Class	399,708
64,554	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	657,163
267,193	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,650,558
1,291,012	Great-West International Index Fund Institutional Class(a)	11,167,253
187,952	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,789,300
302,980	Great-West MFS International Growth Fund Institutional Class(a)	2,511,702
642,078	Great-West MFS International Value Fund Institutional Class(a)	6,144,691
714,987	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,313,335
Shares		Fair Value
Equity Mutual Funds — (continued)
413,681	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,867,917
115,727	Great-West Real Estate Index Fund Institutional Class(a)	1,069,313
1,435,810	Great-West S&P 500® Index Fund Institutional Class(a)	14,070,938
631,384	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,023,407
560,690	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,505,972
439,577	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,868,277
333,484	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,704,552
32,495	Invesco Global Real Estate Fund Class R6	399,367
81,638	Invesco International Growth Fund Class R6	2,512,008
40,447	Invesco Small Cap Discovery Fund Class R6	387,887
64,470	Janus Triton Fund Class N	1,541,472
474,617	Northern Emerging Markets Equity Index Fund	4,523,098
141,540	Oppenheimer Developing Markets Fund Class A	4,523,619

TOTAL EQUITY MUTUAL FUNDS — 79.34% (Cost $87,329,216)		$ 85,496,055
Account Balance
FIXED INTEREST CONTRACT
97,007 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	97,007

TOTAL FIXED INTEREST CONTRACT — 0.09% (Cost $97,007)		$ 97,007
TOTAL INVESTMENTS — 100.05% (Cost $110,241,146)		$107,814,422
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (51,772)
TOTAL NET ASSETS — 100.00%		$107,762,650
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
24,416	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 251,243
2,591,872	Great-West Bond Index Fund Institutional Class(a)	25,063,404
1,269,395	Great-West Federated Bond Fund Institutional Class(a)	12,313,129
1,114,120	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,472,733
956,449	Great-West Putnam High Yield Bond Institutional Class(a)	9,134,091
8,509	Great-West Short Duration Bond Fund Institutional Class(a)	83,726
538,214	Great-West Templeton Global Bond Fund Institutional Class(a)	4,924,656
885,645	Oppenheimer International Bond Fund Class I	4,968,467
23,058	PIMCO Real Return Fund Institutional Class	251,791

TOTAL BOND MUTUAL FUNDS — 8.07% (Cost $68,920,159)		$ 67,463,240
EQUITY MUTUAL FUNDS
612,390	AllianzGI NFJ Small-Cap Value Fund Class R6	15,928,252
407,780	American Century Real Estate Fund Class R6	11,478,994
911,631	DFA International Real Estate Securities Portfolio Institutional Class	4,284,667
580,020	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,904,602
2,385,512	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	23,664,280
11,557,315	Great-West International Index Fund Institutional Class(a)	99,970,777
1,678,346	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,977,857
2,708,087	Great-West MFS International Growth Fund Institutional Class(a)	22,450,042
5,742,424	Great-West MFS International Value Fund Institutional Class(a)	54,955,002
6,379,994	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	56,335,350
Shares		Fair Value
Equity Mutual Funds — (continued)
3,691,969	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 34,519,907
1,237,785	Great-West Real Estate Index Fund Institutional Class(a)	11,437,131
12,777,886	Great-West S&P 500® Index Fund Institutional Class(a)	125,223,282
5,641,106	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	53,816,151
5,007,557	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	49,174,205
3,922,429	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	34,517,373
2,986,273	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,218,677
348,296	Invesco Global Real Estate Fund Class R6	4,280,552
729,461	Invesco International Growth Fund Class R6	22,445,525
356,153	Invesco Small Cap Discovery Fund Class R6	3,415,503
575,310	Janus Triton Fund Class N	13,755,672
4,252,567	Northern Emerging Markets Equity Index Fund	40,526,966
1,268,228	Oppenheimer Developing Markets Fund Class A	40,532,564

TOTAL EQUITY MUTUAL FUNDS — 91.95% (Cost $777,526,586)		$768,813,331
Account Balance
FIXED INTEREST CONTRACT
251,052 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	251,052

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $251,052)		$ 251,052
TOTAL INVESTMENTS — 100.05% (Cost $846,697,797)		$836,527,623
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (407,431)
TOTAL NET ASSETS — 100.00%		$836,120,192
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
1,170	Great-West Bond Index Fund Institutional Class(a)	$ 11,316
573	Great-West Federated Bond Fund Institutional Class(a)	5,555
503	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,727
431	Great-West Putnam High Yield Bond Institutional Class(a)	4,117
253	Great-West Templeton Global Bond Fund Institutional Class(a)	2,318
417	Oppenheimer International Bond Fund Class I	2,340

TOTAL BOND MUTUAL FUNDS — 16.79% (Cost $30,802)		$ 30,373
EQUITY MUTUAL FUNDS
124	AllianzGI NFJ Small-Cap Value Fund Class R6	3,217
66	American Century Real Estate Fund Class R6	1,844
154	DFA International Real Estate Securities Portfolio Institutional Class	726
109	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,112
453	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	4,494
2,311	Great-West International Index Fund Institutional Class(a)	19,994
343	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,265
541	Great-West MFS International Growth Fund Institutional Class(a)	4,489
1,149	Great-West MFS International Value Fund Institutional Class(a)	10,993
1,213	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,712
Shares		Fair Value
Equity Mutual Funds — (continued)
701	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 6,558
208	Great-West Real Estate Index Fund Institutional Class(a)	1,924
2,433	Great-West S&P 500® Index Fund Institutional Class(a)	23,848
1,084	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,338
1,024	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	10,053
756	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,649
581	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,708
59	Invesco Global Real Estate Fund Class R6	724
146	Invesco International Growth Fund Class R6	4,491
73	Invesco Small Cap Discovery Fund Class R6	700
117	Janus Triton Fund Class N	2,786
893	Northern Emerging Markets Equity Index Fund	8,511
266	Oppenheimer Developing Markets Fund Class A	8,513

TOTAL EQUITY MUTUAL FUNDS — 83.26% (Cost $153,523)		$ 150,649
TOTAL INVESTMENTS — 100.05% (Cost $184,325)		$ 181,022
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (86)
TOTAL NET ASSETS — 100.00%		$ 180,936
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
13,380	Great-West Bond Index Fund Institutional Class(a)	$ 129,386
6,542	Great-West Federated Bond Fund Institutional Class(a)	63,460
5,740	Great-West Loomis Sayles Bond Fund Institutional Class(a)	53,952
4,909	Great-West Putnam High Yield Bond Institutional Class(a)	46,880
2,889	Great-West Templeton Global Bond Fund Institutional Class(a)	26,431
4,749	Oppenheimer International Bond Fund Class I	26,642

TOTAL BOND MUTUAL FUNDS — 7.31% (Cost $352,886)		$ 346,751
EQUITY MUTUAL FUNDS
3,603	AllianzGI NFJ Small-Cap Value Fund Class R6	93,703
2,376	American Century Real Estate Fund Class R6	66,879
5,482	DFA International Real Estate Securities Portfolio Institutional Class	25,765
3,194	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	32,520
13,168	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	130,629
67,027	Great-West International Index Fund Institutional Class(a)	579,780
9,891	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	94,160
15,704	Great-West MFS International Growth Fund Institutional Class(a)	130,185
33,286	Great-West MFS International Value Fund Institutional Class(a)	318,552
35,236	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	311,132
Shares		Fair Value
Equity Mutual Funds — (continued)
20,317	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 189,962
7,332	Great-West Real Estate Index Fund Institutional Class(a)	67,747
70,612	Great-West S&P 500® Index Fund Institutional Class(a)	692,003
31,254	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	298,167
29,524	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	289,922
21,749	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	191,389
16,699	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	135,432
2,094	Invesco Global Real Estate Fund Class R6	25,732
4,232	Invesco International Growth Fund Class R6	130,237
2,116	Invesco Small Cap Discovery Fund Class R6	20,288
3,374	Janus Triton Fund Class N	80,672
25,985	Northern Emerging Markets Equity Index Fund	247,636
7,746	Oppenheimer Developing Markets Fund Class A	247,580

TOTAL EQUITY MUTUAL FUNDS — 92.72% (Cost $4,479,822)		$ 4,400,072
TOTAL INVESTMENTS — 100.03% (Cost $4,832,708)		$ 4,746,823
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (1,607)
TOTAL NET ASSETS — 100.00%		$ 4,745,216
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
219,933	Great-West Bond Index Fund Institutional Class(a)	$ 2,126,749
107,494	Great-West Federated Bond Fund Institutional Class(a)	1,042,690
94,671	Great-West Loomis Sayles Bond Fund Institutional Class(a)	889,907
81,100	Great-West Putnam High Yield Bond Institutional Class(a)	774,509
50,842	Great-West Templeton Global Bond Fund Institutional Class(a)	465,207
83,461	Oppenheimer International Bond Fund Class I	468,216

TOTAL BOND MUTUAL FUNDS — 15.50% (Cost $5,872,608)		$ 5,767,278
EQUITY MUTUAL FUNDS
26,757	AllianzGI NFJ Small-Cap Value Fund Class R6	695,949
13,755	American Century Real Estate Fund Class R6	387,214
33,345	DFA International Real Estate Securities Portfolio Institutional Class	156,723
22,295	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	226,964
91,911	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	911,753
492,439	Great-West International Index Fund Institutional Class(a)	4,259,602
73,132	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	696,221
115,444	Great-West MFS International Growth Fund Institutional Class(a)	957,027
244,743	Great-West MFS International Value Fund Institutional Class(a)	2,342,190
246,058	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,172,696
Shares		Fair Value
Equity Mutual Funds — (continued)
142,072	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,328,374
41,627	Great-West Real Estate Index Fund Institutional Class(a)	384,630
492,058	Great-West S&P 500® Index Fund Institutional Class(a)	4,822,167
216,907	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,069,292
218,297	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,143,675
150,980	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,328,620
114,730	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	930,459
12,744	Invesco Global Real Estate Fund Class R6	156,628
31,106	Invesco International Growth Fund Class R6	957,115
15,521	Invesco Small Cap Discovery Fund Class R6	148,846
25,056	Janus Triton Fund Class N	599,077
199,215	Northern Emerging Markets Equity Index Fund	1,898,516
59,407	Oppenheimer Developing Markets Fund Class A	1,898,639

TOTAL EQUITY MUTUAL FUNDS — 84.55% (Cost $32,129,632)		$ 31,472,377
TOTAL INVESTMENTS — 100.05% (Cost $38,002,240)		$ 37,239,655
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (17,897)
TOTAL NET ASSETS — 100.00%		$ 37,221,758
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
795,682	Great-West Bond Index Fund Institutional Class(a)	$ 7,694,248
388,489	Great-West Federated Bond Fund Institutional Class(a)	3,768,338
340,699	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,202,570
292,040	Great-West Putnam High Yield Bond Institutional Class(a)	2,788,981
183,647	Great-West Templeton Global Bond Fund Institutional Class(a)	1,680,368
302,855	Oppenheimer International Bond Fund Class I	1,699,018

TOTAL BOND MUTUAL FUNDS — 7.05% (Cost $21,255,308)		$ 20,833,523
EQUITY MUTUAL FUNDS
230,885	AllianzGI NFJ Small-Cap Value Fund Class R6	6,005,330
147,506	American Century Real Estate Fund Class R6	4,152,302
362,098	DFA International Real Estate Securities Portfolio Institutional Class	1,701,859
193,097	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,965,728
793,151	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	7,868,056
4,278,910	Great-West International Index Fund Institutional Class(a)	37,012,568
631,896	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,015,653
1,004,987	Great-West MFS International Growth Fund Institutional Class(a)	8,331,343
2,125,168	Great-West MFS International Value Fund Institutional Class(a)	20,337,860
2,116,787	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	18,691,229
Shares		Fair Value
Equity Mutual Funds — (continued)
1,225,329	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 11,456,822
446,130	Great-West Real Estate Index Fund Institutional Class(a)	4,122,246
4,252,109	Great-West S&P 500® Index Fund Institutional Class(a)	41,670,665
1,874,990	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	17,887,404
1,882,062	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	18,481,846
1,301,958	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,457,234
990,679	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,034,405
138,196	Invesco Global Real Estate Fund Class R6	1,698,429
270,764	Invesco International Growth Fund Class R6	8,331,409
134,887	Invesco Small Cap Discovery Fund Class R6	1,293,569
216,547	Janus Triton Fund Class N	5,177,633
1,738,707	Northern Emerging Markets Equity Index Fund	16,569,876
518,365	Oppenheimer Developing Markets Fund Class A	16,566,953

TOTAL EQUITY MUTUAL FUNDS — 93.00% (Cost $280,529,884)		$274,830,419
TOTAL INVESTMENTS — 100.05% (Cost $301,785,192)		$295,663,942
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (141,022)
TOTAL NET ASSETS — 100.00%		$295,522,920
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund	Great-West Lifetime Conservative 2020 Fund
ASSETS:
Investments at fair value, affiliated(a)	$88,654,515	$772,993,082	$557,448
Investments at fair value, unaffiliated(b)	27,555,702	219,249,229	149,419
Subscriptions receivable	86,496	1,478,181	454
Receivable for investments sold	1,555,369	5,210,690	-
Dividends receivable	144	1,850	1
Total Assets	117,852,226	998,933,032	707,322
LIABILITIES:
Payable to investment adviser	8,432	77,812	52
Payable for administrative services fees	34,759	293,304	195
Redemptions payable	1,636,980	6,172,794	-
Payable for investments purchased	5,029	517,927	455
Payable for distribution fees	9,006	94,786	52
Total Liabilities	1,694,206	7,156,623	754
NET ASSETS	$116,158,020	$991,776,409	$706,568
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$986,768	$8,004,413	$6,950
Paid-in capital in excess of par	119,508,822	998,353,923	702,172
Net unrealized depreciation	(1,912,681)	(10,426,879)	(9,639)
Undistributed net investment income	431,518	-	-
Accumulated net realized gain (loss)	(2,856,407)	(4,155,048)	7,085
NET ASSETS	$116,158,020	$991,776,409	$706,568
NET ASSETS BY CLASS
Class T	$7,252,951	$108,266,224	$10,451
Class T1	$107,342,892	$683,607,714	$685,722
Class L	N/A	$187,836,682	N/A
Institutional Class	$1,562,177	$12,065,789	$10,395
CAPITAL STOCK:
Authorized
Class T	35,000,000	70,000,000	35,000,000
Class T1	35,000,000	135,000,000	35,000,000
Class L	5,000,000	32,000,000	5,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Class T	616,389	8,166,178	1,024
Class T1	9,084,875	51,918,268	67,458
Class L	N/A	18,704,696	N/A
Institutional Class	166,420	1,254,990	1,020
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$11.77	$13.26	$10.21
Class T1	$11.82	$13.17	$10.17
Class L	N/A	$10.04	N/A
Institutional Class	$9.39	$9.61	$10.19
(a) Cost of investments, affiliated	$90,263,428	$780,749,223	$565,327
(b) Cost of investments, unaffiliated	$27,859,470	$221,919,967	$151,179
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Lifetime 2020 Fund	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$12,339,081	$181,955,575	$1,416,112,446
Investments at fair value, unaffiliated(b)	3,108,580	43,165,737	324,383,595
Subscriptions receivable	46,110	224,949	2,469,041
Receivable for investments sold	-	2,629,556	5,209,172
Dividends receivable	35	423	4,841
Total Assets	15,493,806	227,976,240	1,748,179,095
LIABILITIES:
Payable to investment adviser	1,152	18,970	159,242
Payable for administrative services fees	3,539	65,817	524,961
Redemptions payable	-	2,843,055	7,595,588
Payable for investments purchased	46,145	11,873	87,466
Payable for distribution fees	739	16,114	145,134
Total Liabilities	51,575	2,955,829	8,512,391
NET ASSETS	$15,442,231	$225,020,411	$1,739,666,704
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$150,212	$1,822,069	$12,963,305
Paid-in capital in excess of par	15,296,937	229,713,160	1,727,065,544
Net unrealized depreciation	(259,470)	(4,702,640)	(14,744,336)
Undistributed net investment income	-	110,798	-
Accumulated net realized gain (loss)	254,552	(1,922,976)	14,382,191
NET ASSETS	$15,442,231	$225,020,411	$1,739,666,704
NET ASSETS BY CLASS
Class T	$3,016,048	$25,421,856	$196,645,879
Class T1	$9,858,232	$193,914,191	$1,384,606,200
Class L	$10,477	N/A	$133,561,657
Institutional Class	$2,557,474	$5,684,364	$24,852,968
CAPITAL STOCK:
Authorized
Class T	5,000,000	35,000,000	70,000,000
Class T1	35,000,000	35,000,000	210,000,000
Class L	5,000,000	5,000,000	28,000,000
Institutional Class	5,000,000	5,000,000	10,000,000
Issued and Outstanding
Class T	293,356	2,040,082	14,073,766
Class T1	959,019	15,544,901	99,629,082
Class L	1,018	N/A	13,287,556
Institutional Class	248,730	635,707	2,642,645
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$10.28	$12.46	$13.97
Class T1	$10.28	$12.47	$13.90
Class L	$10.29	N/A	$10.05
Institutional Class	$10.28	$8.94	$9.40
(a) Cost of investments, affiliated	$12,531,407	$185,726,710	$1,422,862,802
(b) Cost of investments, unaffiliated	$3,175,724	$44,097,242	$332,377,575
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund	Great-West Lifetime Conservative 2035 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,266,633	$12,353,676	$153,884,770
Investments at fair value, unaffiliated(b)	273,115	2,670,263	31,064,058
Subscriptions receivable	1,287	39,248	243,593
Receivable for investments sold	-	-	2,668,472
Dividends receivable	4	52	564
Total Assets	1,541,039	15,063,239	187,861,457
LIABILITIES:
Payable to investment adviser	157	1,145	18,096
Payable for administrative services fees	520	3,096	56,331
Redemptions payable	-	43	2,883,472
Payable for investments purchased	1,291	39,257	29,157
Payable for distribution fees	143	567	13,798
Total Liabilities	2,111	44,108	3,000,854
NET ASSETS	$1,538,928	$15,019,131	$184,860,603
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,037	$144,452	$1,408,140
Paid-in capital in excess of par	1,531,274	14,818,508	187,706,823
Net unrealized depreciation	(24,815)	(253,993)	(4,176,064)
Undistributed net investment income	-	-	38,897
Accumulated net realized gain (loss)	17,432	310,164	(117,193)
NET ASSETS	$1,538,928	$15,019,131	$184,860,603
NET ASSETS BY CLASS
Class T	$10,471	$3,810,258	$21,410,524
Class T1	$1,517,961	$8,593,635	$159,396,398
Class L	N/A	$10,606	N/A
Institutional Class	$10,496	$2,604,632	$4,053,681
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	35,000,000	35,000,000
Class L	5,000,000	5,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	1,021	366,461	1,611,841
Class T1	148,326	826,655	11,982,482
Class L	N/A	1,019	N/A
Institutional Class	1,024	250,384	487,074
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$10.26	$10.40	$13.28
Class T1	$10.23	$10.40	$13.30
Class L	N/A	$10.41	N/A
Institutional Class	$10.25	$10.40	$8.32
(a) Cost of investments, affiliated	$1,288,255	$12,565,440	$157,014,132
(b) Cost of investments, unaffiliated	$276,308	$2,712,492	$32,110,760
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Lifetime 2035 Fund	Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,234,662,575	$358,792	$14,032,100
Investments at fair value, unaffiliated(b)	269,324,909	73,282	3,222,533
Subscriptions receivable	3,016,901	1,198	90,144
Receivable for investments sold	5,962,339	-	31,988
Dividends receivable	6,149	1	80
Total Assets	1,512,972,873	433,273	17,376,845
LIABILITIES:
Payable to investment adviser	148,536	38	1,548
Payable for administrative services fees	456,084	115	4,368
Redemptions payable	8,385,950	-	102,663
Payable for investments purchased	599,439	1,199	19,549
Payable for distribution fees	125,663	30	328
Total Liabilities	9,715,672	1,382	128,456
NET ASSETS	$1,503,257,201	$431,891	$17,248,389
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,425,917	$4,154	$165,055
Paid-in capital in excess of par	1,473,130,936	426,307	16,629,716
Net unrealized appreciation (depreciation)	(7,978,293)	(6,985)	16,912
Accumulated net realized gain	26,678,641	8,415	436,706
NET ASSETS	$1,503,257,201	$431,891	$17,248,389
NET ASSETS BY CLASS
Class T	$175,122,704	$16,338	$10,771,032
Class T1	$1,190,559,338	$404,923	$4,646,051
Class L	$115,848,124	N/A	$10,705
Institutional Class	$21,727,035	$10,630	$1,820,601
CAPITAL STOCK:
Authorized
Class T	70,000,000	35,000,000	35,000,000
Class T1	180,000,000	35,000,000	35,000,000
Class L	28,000,000	5,000,000	5,000,000
Institutional Class	10,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	12,733,128	1,569	1,030,412
Class T1	87,760,793	38,952	444,988
Class L	11,455,731	N/A	1,023
Institutional Class	2,309,513	1,020	174,131
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.75	$10.41	$10.45
Class T1	$13.57	$10.40	$10.44
Class L	$10.11	N/A	$10.46
Institutional Class	$9.41	$10.42	$10.46
(a) Cost of investments, affiliated	$1,230,879,439	$364,552	$14,015,026
(b) Cost of investments, unaffiliated	$281,086,338	$74,507	$3,222,695
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund	Great-West Lifetime Conservative 2050 Fund
ASSETS:
Investments at fair value, affiliated(a)	$88,873,947	$674,407,427	$147,170
Investments at fair value, unaffiliated(b)	18,940,475	162,120,196	33,852
Subscriptions receivable	220,503	1,750,045	1,182
Receivable for investments sold	1,766,919	3,418,429	-
Dividends receivable	463	4,095	1
Total Assets	109,802,307	841,700,192	182,205
LIABILITIES:
Payable to investment adviser	10,884	83,746	19
Payable for administrative services fees	32,728	254,128	54
Redemptions payable	1,934,715	5,140,680	-
Payable for investments purchased	53,170	31,889	1,183
Payable for distribution fees	8,160	69,557	13
Total Liabilities	2,039,657	5,580,000	1,269
NET ASSETS	$107,762,650	$836,120,192	$180,936
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$785,448	$6,487,644	$1,752
Paid-in capital in excess of par	108,768,451	823,919,029	178,370
Net unrealized depreciation	(2,426,724)	(10,170,174)	(3,303)
Accumulated net realized gain	635,475	15,883,693	4,117
NET ASSETS	$107,762,650	$836,120,192	$180,936
NET ASSETS BY CLASS
Class T	$10,852,486	$95,070,161	$11,448
Class T1	$95,035,909	$671,090,151	$158,799
Class L	N/A	$58,662,779	N/A
Institutional Class	$1,874,255	$11,297,101	$10,689
CAPITAL STOCK:
Authorized
Class T	35,000,000	70,000,000	35,000,000
Class T1	35,000,000	110,000,000	35,000,000
Class L	5,000,000	28,000,000	5,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Class T	780,629	6,989,710	1,107
Class T1	6,842,462	50,933,807	15,376
Class L	N/A	5,759,926	N/A
Institutional Class	231,393	1,192,997	1,035
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.90	$13.60	$10.34
Class T1	$13.89	$13.18	$10.33
Class L	N/A	$10.18	N/A
Institutional Class	$8.10	$9.47	$10.33
(a) Cost of investments, affiliated	$90,493,933	$675,849,160	$149,736
(b) Cost of investments, unaffiliated	$19,747,213	$170,848,637	$34,589
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Lifetime 2050 Fund	Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$3,781,689	$29,872,732	$232,467,564
Investments at fair value, unaffiliated(b)	965,134	7,366,923	63,196,378
Subscriptions receivable	26,005	97,063	960,044
Receivable for investments sold	-	1,143,807	954,577
Dividends receivable	24	183	1,542
Total Assets	4,772,852	38,480,708	297,580,105
LIABILITIES:
Payable to investment adviser	395	3,756	29,220
Payable for administrative services fees	1,024	11,344	89,578
Redemptions payable	-	1,229,796	1,860,856
Payable for investments purchased	26,029	11,257	55,307
Payable for distribution fees	188	2,797	22,224
Total Liabilities	27,636	1,258,950	2,057,185
NET ASSETS	$4,745,216	$37,221,758	$295,522,920
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$45,182	$274,681	$1,922,975
Paid-in capital in excess of par	4,668,329	38,256,596	295,081,858
Net unrealized depreciation	(85,885)	(762,585)	(6,121,250)
Accumulated net realized gain (loss)	117,590	(546,934)	4,639,337
NET ASSETS	$4,745,216	$37,221,758	$295,522,920
NET ASSETS BY CLASS
Class T	$1,198,418	$4,115,317	$41,159,288
Class T1	$2,637,250	$32,341,168	$244,186,654
Class L	$10,709	N/A	$7,379,957
Institutional Class	$898,839	$765,273	$2,797,021
CAPITAL STOCK:
Authorized
Class T	5,000,000	35,000,000	70,000,000
Class T1	35,000,000	35,000,000	70,000,000
Class L	5,000,000	5,000,000	28,000,000
Institutional Class	5,000,000	5,000,000	10,000,000
Issued and Outstanding
Class T	114,171	299,568	2,566,603
Class T1	251,090	2,355,546	15,634,134
Class L	1,019	N/A	729,438
Institutional Class	85,539	91,692	299,577
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$10.50	$13.74	$16.04
Class T1	$10.50	$13.73	$15.62
Class L	$10.51	N/A	$10.12
Institutional Class	$10.51	$8.35	$9.34
(a) Cost of investments, affiliated	$3,844,891	$30,464,634	$235,482,326
(b) Cost of investments, unaffiliated	$987,817	$7,537,606	$66,302,866
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund	Great-West Lifetime Conservative 2020 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$179,919	$761,074	$145
Dividends, affiliated	2,329,648	17,236,844	6,468
Dividends, unaffiliated	563,947	3,569,834	1,345
Total Income	3,073,514	21,567,752	7,958
EXPENSES:
Management fees	156,509	858,734	156
Administrative services fees – Class T	28,740	275,772	24
Administrative services fees – Class T1	425,173	1,822,253	409
Administrative services fees – Class L	-	380,569	-
Distribution fees – Class T1	121,133	520,561	115
Distribution fees – Class L	-	271,813	-
Total Expenses	731,555	4,129,702	704
Less amount waived by distributor - Class T1	-	-	20
Less amount waived for management fees	41,338	178,689	36
Net Expenses	690,217	3,951,013	648
NET INVESTMENT INCOME	2,383,297	17,616,739	7,310
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(1,230,389)	4,076,516	435
Net realized loss on investments, unaffiliated	(502,367)	(1,429,332)	(272)
Realized gain distributions received, affiliated	1,336,244	15,471,745	7,273
Realized gain distributions received, unaffiliated	115,762	1,426,055	696
Net Realized Gain (Loss)	(280,750)	19,544,984	8,132
Net change in unrealized appreciation (depreciation) on investments	6,200,774	3,116,503	(9,639)
Net Realized and Unrealized Gain (Loss)	5,920,024	22,661,487	(1,507)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,303,321	$40,278,226	$5,803
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Lifetime 2020 Fund(a)	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$2,837	$184,891	$612,442
Dividends, affiliated	160,055	4,838,312	31,956,973
Dividends, unaffiliated	32,874	965,455	5,724,052
Total Income	195,766	5,988,658	38,293,467
EXPENSES:
Management fees	4,279	289,748	1,491,665
Administrative services fees – Class T	4,614	94,379	491,090
Administrative services fees – Class T1	7,278	737,155	3,548,640
Administrative services fees – Class L	24	-	274,716
Distribution fees – Class T1	2,073	210,038	1,013,731
Distribution fees – Class L	17	-	196,205
Total Expenses	18,285	1,331,320	7,016,047
Less amount waived by distributor - Class T1	1	-	-
Less amount waived by distributor - Class L	17	-	-
Less amount waived for management fees	731	45,151	166,500
Net Expenses	17,536	1,286,169	6,849,547
NET INVESTMENT INCOME	178,230	4,702,489	31,443,920
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	32,369	99,010	19,592,525
Net realized gain (loss) on investments, unaffiliated	3,799	(989,973)	(2,179,648)
Realized gain distributions received, affiliated	228,449	3,364,831	34,673,566
Realized gain distributions received, unaffiliated	21,329	258,111	2,836,442
Net Realized Gain	285,946	2,731,979	54,922,885
Net change in unrealized appreciation (depreciation) on investments	(259,470)	9,717,131	(1,672,214)
Net Realized and Unrealized Gain	26,476	12,449,110	53,250,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$204,706	$17,151,599	$84,694,591
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Lifetime Conservative 2030 Fund(a)	Great-West Lifetime 2030 Fund(a)	Great-West Lifetime Conservative 2035 Fund
INVESTMENT INCOME:
Interest, affiliated	$206	$869	$52,101
Dividends, affiliated	15,908	180,621	4,056,222
Dividends, unaffiliated	3,900	30,593	713,610
Total Income	20,014	212,083	4,821,933
EXPENSES:
Management fees	475	3,806	244,756
Administrative services fees – Class T	24	6,073	76,835
Administrative services fees – Class T1	1,345	4,423	627,638
Administrative services fees – Class L	-	24	-
Distribution fees – Class T1	378	1,258	178,831
Distribution fees – Class L	-	17	-
Total Expenses	2,222	15,601	1,128,060
Less amount waived by distributor - Class T1	1	1	-
Less amount waived by distributor - Class L	-	17	-
Less amount waived for management fees	57	312	17,626
Net Expenses	2,164	15,271	1,110,434
NET INVESTMENT INCOME	17,850	196,812	3,711,499
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,443	24,597	2,734,080
Net realized gain (loss) on investments, unaffiliated	(5,792)	5,419	(1,065,587)
Realized gain distributions received, affiliated	21,443	290,159	3,884,739
Realized gain distributions received, unaffiliated	2,645	22,972	259,797
Net Realized Gain	21,739	343,147	5,813,029
Net change in unrealized appreciation (depreciation) on investments	(24,815)	(253,993)	7,113,654
Net Realized and Unrealized Gain (Loss)	(3,076)	89,154	12,926,683
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,774	$285,966	$16,638,182
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Lifetime 2035 Fund	Great-West Lifetime Conservative 2040 Fund(a)	Great-West Lifetime 2040 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$240,852	$7	$252
Dividends, affiliated	26,995,888	4,915	258,005
Dividends, unaffiliated	4,704,837	923	47,834
Total Income	31,941,577	5,845	306,091
EXPENSES:
Management fees	1,268,685	82	7,827
Administrative services fees – Class T	428,685	28	19,716
Administrative services fees – Class T1	3,015,045	193	2,660
Administrative services fees – Class L	225,935	-	24
Distribution fees – Class T1	861,322	54	753
Distribution fees – Class L	161,360	-	17
Total Expenses	5,961,032	357	30,997
Less amount waived by distributor - Class T1	-	6	1
Less amount waived by distributor - Class L	-	-	17
Less amount waived for management fees	69,219	3	385
Net Expenses	5,891,813	348	30,594
NET INVESTMENT INCOME	26,049,764	5,497	275,497
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	22,445,558	300	66,397
Net realized gain (loss) on investments, unaffiliated	(2,444,867)	66	20,174
Realized gain distributions received, affiliated	38,059,316	7,657	425,211
Realized gain distributions received, unaffiliated	2,869,749	624	32,968
Net Realized Gain	60,929,756	8,647	544,750
Net change in unrealized appreciation (depreciation) on investments	(598,706)	(6,985)	16,912
Net Realized and Unrealized Gain	60,331,050	1,662	561,662
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,380,814	$7,159	$837,159
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund	Great-West Lifetime Conservative 2050 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$1,435	$4,185	$-
Dividends, affiliated	2,200,056	14,402,659	2,246
Dividends, unaffiliated	386,256	2,716,516	566
Total Income	2,587,747	17,123,360	2,812
EXPENSES:
Management fees	140,085	694,280	89
Administrative services fees – Class T	41,778	226,226	24
Administrative services fees – Class T1	362,866	1,669,224	215
Administrative services fees – Class L	-	113,126	-
Distribution fees – Class T1	103,405	476,844	60
Distribution fees – Class L	-	80,800	-
Total Expenses	648,134	3,260,500	388
Less amount waived by distributor - Class T1	-	-	6
Less amount waived for management fees	5,615	31,173	4
Net Expenses	642,519	3,229,327	378
NET INVESTMENT INCOME	1,945,228	13,894,033	2,434
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,464,278	10,823,236	1,928
Net realized gain (loss) on investments, unaffiliated	(808,079)	(1,856,425)	154
Realized gain distributions received, affiliated	2,775,085	22,573,793	4,013
Realized gain distributions received, unaffiliated	178,509	1,748,180	356
Net Realized Gain	4,609,793	33,288,784	6,451
Net change in unrealized appreciation (depreciation) on investments	3,848,556	3,310,960	(3,303)
Net Realized and Unrealized Gain	8,458,349	36,599,744	3,148
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,403,577	$50,493,777	$5,582
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Lifetime 2050 Fund(a)	Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Dividends, affiliated	$56,663	$734,507	$4,860,279
Dividends, unaffiliated	12,732	142,900	1,033,571
Total Income	69,395	877,407	5,893,850
EXPENSES:
Management fees	1,312	48,428	235,664
Administrative services fees – Class T	1,770	14,413	91,369
Administrative services fees – Class T1	1,815	125,701	577,717
Administrative services fees – Class L	24	-	14,685
Distribution fees – Class T1	512	35,829	165,042
Distribution fees – Class L	17	-	10,489
Total Expenses	5,450	224,371	1,094,966
Less amount waived by distributor - Class T1	1	-	-
Less amount waived by distributor - Class L	17	-	-
Less amount waived for management fees	68	2,262	12,198
Net Expenses	5,364	222,109	1,082,768
NET INVESTMENT INCOME	64,031	655,298	4,811,082
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	10,641	(111,408)	2,524,225
Net realized gain (loss) on investments, unaffiliated	3,021	(446,632)	(756,645)
Realized gain distributions received, affiliated	106,302	989,832	7,712,642
Realized gain distributions received, unaffiliated	8,892	66,569	639,234
Net Realized Gain	128,856	498,361	10,119,456
Net change in unrealized appreciation (depreciation) on investments	(85,885)	2,541,893	2,176,401
Net Realized and Unrealized Gain	42,971	3,040,254	12,295,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,002	$3,695,552	$17,106,939
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2015 Fund	2016	2015
OPERATIONS:
Net investment income	$2,383,297	$2,972,910
Net realized gain (loss)	(280,750)	4,584,160
Net change in unrealized appreciation (depreciation)	6,200,774	(9,185,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,303,321	(1,628,303)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(126,897)	(207,220)
Class T1	(1,694,684)	(2,821,368)
Institutional Class	(23,868)	(9,040)
From net investment income	(1,845,449)	(3,037,628)
From net realized gains
Class T	(129,511)	(433,961)
Class T1	(1,919,745)	(6,694,761)
Institutional Class	(9,848)	(9,982)
From net realized gains	(2,059,104)	(7,138,704)
Total Distributions	(3,904,553)	(10,176,332)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,849,351	1,647,895
Class T1	23,344,037	39,293,054
Institutional Class	1,177,212	571,712
Shares issued in reinvestment of distributions
Class T	256,408	641,181
Class T1	3,614,429	9,516,129
Institutional Class	33,716	19,022
Shares redeemed
Class T	(3,578,029)	(13,752,209)
Class T1	(59,165,707)	(70,579,965)
Institutional Class	(215,057)	-
Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,683,640)	(32,643,181)
Total Decrease in Net Assets	(28,284,872)	(44,447,816)
NET ASSETS:
Beginning of year	144,442,892	188,890,708
End of year(a)	$116,158,020	$144,442,892
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2015 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	158,537	134,311
Class T1	1,992,559	3,172,068
Institutional Class	124,406	59,838
Shares issued in reinvestment of distributions
Class T	21,854	54,765
Class T1	306,925	812,045
Institutional Class	3,590	2,065
Shares redeemed
Class T	(303,665)	(1,104,937)
Class T1	(5,047,101)	(5,724,217)
Institutional Class	(23,479)	-
Net Decrease	(2,766,374)	(2,594,062)
(a) Including undistributed net investment income:	$431,518	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2015 Fund	2016	2015
OPERATIONS:
Net investment income	$17,616,739	$947,952
Net realized gain	19,544,984	1,307,890
Net change in unrealized appreciation (depreciation)	3,116,503	(3,136,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,278,226	(880,902)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(2,064,020)	(72,204)
Class T1	(12,650,832)	(930,406)
Class L	(4,137,710)	N/A
Institutional Class	(304,183)	(290)
From net investment income	(19,156,745)	(1,002,900)
From net realized gains
Class T	(939,136)	(165,808)
Class T1	(6,003,646)	(2,330,970)
Class L	(1,754,304)	N/A
Institutional Class	(130,780)	(79)
From net realized gains	(8,827,866)	(2,496,857)
Total Distributions	(27,984,611)	(3,499,757)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	14,114,464	537,801
Class T1	102,059,318	27,924,882
Class L	93,695,365	N/A
Institutional Class	8,063,183	10,000
Shares issued in reinvestment of distributions
Class T	3,003,156	238,012
Class T1	18,654,478	3,261,376
Class L	5,892,014	N/A
Institutional Class	434,963	369
Shares issued in connection with fund reorganization
Class T	108,182,050	N/A
Class T1	714,861,417	N/A
Class L	123,976,498	N/A
Institutional Class	24,067,605	N/A
Shares redeemed
Class T	(22,064,161)	(676,063)
Class T1	(214,493,043)	(13,639,576)
Class L	(35,688,576)	N/A
Institutional Class	(20,466,823)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	924,291,908	17,656,801
Total Increase in Net Assets	936,585,523	13,276,142
NET ASSETS:
Beginning of year	55,190,886	41,914,744
End of year	$991,776,409	$55,190,886
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2015 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,051,632	39,600
Class T1	7,667,352	2,054,454
Class L	9,232,586	N/A
Institutional Class	819,828	999
Shares issued in reinvestment of distributions
Class T	228,364	18,446
Class T1	1,428,829	254,815
Class L	590,107	N/A
Institutional Class	45,366	39
Shares issued in connection with fund reorganization
Class T	8,266,191	N/A
Class T1	55,016,995	N/A
Class L	12,397,597	N/A
Institutional Class	2,505,421	N/A
Shares redeemed
Class T	(1,659,241)	(49,373)
Class T1	(16,286,967)	(1,008,089)
Class L	(3,515,594)	N/A
Institutional Class	(2,116,663)	-
Net Increase	75,671,803	1,310,891
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2020 Fund	2016 (a)
OPERATIONS:
Net investment income	$7,310
Net realized gain	8,132
Net change in unrealized depreciation	(9,639)
Net Increase in Net Assets Resulting from Operations	5,803
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(172)
Class T1	(7,680)
Institutional Class	(202)
From net investment income	(8,054)
From net realized gains
Class T	(5)
Class T1	(294)
Institutional Class	(4)
From net realized gains	(303)
Total Distributions	(8,357)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,067
Class T1	786,702
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	177
Class T1	7,974
Institutional Class	206
Shares redeemed
Class T1	(106,004)
Net Increase in Net Assets Resulting from Capital Share Transactions	709,122
Total Increase in Net Assets	706,568
NET ASSETS:
Beginning of Period	0
End of Period	$706,568
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,006
Class T1	77,021
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	18
Class T1	785
Institutional Class	20
Shares redeemed
Class T1	(10,348)
Net Increase	69,502
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2020 Fund	2016 (a)
OPERATIONS:
Net investment income	$178,230
Net realized gain	285,946
Net change in unrealized depreciation	(259,470)
Net Increase in Net Assets Resulting from Operations	204,706
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(45,005)
Class T1	(115,489)
Class L	(172)
Institutional Class	(33,351)
From net investment income	(194,017)
From net realized gains
Class T	(3,089)
Class T1	(9,897)
Class L	(11)
Institutional Class	(2,610)
From net realized gains	(15,607)
Total Distributions	(209,624)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,388,509
Class T1	11,484,370
Class L	10,000
Institutional Class	2,582,268
Shares issued in reinvestment of distributions
Class T	48,094
Class T1	125,386
Class L	183
Institutional Class	35,961
Shares redeemed
Class T	(456,120)
Class T1	(1,746,188)
Institutional Class	(25,314)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,447,149
Total Increase in Net Assets	15,442,231
NET ASSETS:
Beginning of Period	0
End of Period	$15,442,231
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2020 Fund	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	333,157
Class T1	1,116,073
Class L	1,000
Institutional Class	247,660
Shares issued in reinvestment of distributions
Class T	4,724
Class T1	12,198
Class L	18
Institutional Class	3,495
Shares redeemed
Class T	(44,525)
Class T1	(169,252)
Institutional Class	(2,425)
Net Increase	1,502,123
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2025 Fund	2016	2015
OPERATIONS:
Net investment income	$4,702,489	$5,213,288
Net realized gain	2,731,979	11,847,419
Net change in unrealized appreciation (depreciation)	9,717,131	(20,704,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,151,599	(3,643,665)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(528,633)	(591,184)
Class T1	(3,718,449)	(4,707,268)
Institutional Class	(161,693)	(68,559)
From net investment income	(4,408,775)	(5,367,011)
From net realized gains
Class T	(861,719)	(1,494,104)
Class T1	(6,573,633)	(12,953,480)
Institutional Class	(177,319)	(108,800)
From net realized gains	(7,612,671)	(14,556,384)
Total Distributions	(12,021,446)	(19,923,395)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,976,486	6,284,004
Class T1	43,806,148	57,291,943
Institutional Class	3,004,552	3,965,530
Shares issued in reinvestment of distributions
Class T	1,390,352	2,085,288
Class T1	10,292,082	17,660,748
Institutional Class	339,012	177,359
Shares redeemed
Class T	(7,301,747)	(17,608,195)
Class T1	(88,307,983)	(84,301,356)
Institutional Class	(938,832)	(578,455)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,739,930)	(15,023,134)
Total Decrease in Net Assets	(28,609,777)	(38,590,194)
NET ASSETS:
Beginning of year	253,630,188	292,220,382
End of year(a)	$225,020,411	$253,630,188
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2025 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	318,384	475,919
Class T1	3,505,937	4,277,784
Institutional Class	327,601	414,926
Shares issued in reinvestment of distributions
Class T	111,150	166,198
Class T1	822,043	1,406,814
Institutional Class	37,557	19,662
Shares redeemed
Class T	(580,838)	(1,299,018)
Class T1	(7,051,062)	(6,325,249)
Institutional Class	(104,242)	(59,797)
Net Decrease	(2,613,470)	(922,761)
(a) Including undistributed net investment income:	$110,798	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2025 Fund	2016	2015
OPERATIONS:
Net investment income	$31,443,920	$1,610,671
Net realized gain	54,922,885	3,712,997
Net change in unrealized depreciation	(1,672,214)	(7,262,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,694,591	(1,938,788)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,679,178)	(212,229)
Class T1	(24,938,956)	(1,445,292)
Class L	(3,209,511)	N/A
Institutional Class	(625,047)	(311)
From net investment income	(32,452,692)	(1,657,832)
From net realized gains
Class T	(2,416,173)	(1,301,802)
Class T1	(17,103,694)	(8,975,338)
Class L	(1,915,466)	N/A
Institutional Class	(403,718)	(170)
From net realized gains	(21,839,051)	(10,277,310)
Total Distributions	(54,291,743)	(11,935,142)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	28,787,186	1,573,159
Class T1	213,704,282	53,492,950
Class L	58,814,569	N/A
Institutional Class	21,862,061	10,000
Shares issued in reinvestment of distributions
Class T	6,095,351	1,514,031
Class T1	42,042,650	10,420,630
Class L	5,124,977	N/A
Institutional Class	1,028,765	481
Shares issued in connection with fund reorganization
Class T	178,809,789	N/A
Class T1	1,352,953,758	N/A
Class L	95,969,903	N/A
Institutional Class	30,166,189	N/A
Shares redeemed
Class T	(31,972,527)	(955,700)
Class T1	(336,999,518)	(18,670,856)
Class L	(26,449,853)	N/A
Institutional Class	(27,880,191)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,612,057,391	47,384,695
Total Increase in Net Assets	1,642,460,239	33,510,765
NET ASSETS:
Beginning of year	97,206,465	63,695,700
End of year	$1,739,666,704	$97,206,465
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2025 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,057,758	103,093
Class T1	15,379,620	3,524,808
Class L	5,782,664	N/A
Institutional Class	2,265,104	999
Shares issued in reinvestment of distributions
Class T	439,912	111,763
Class T1	3,051,416	774,121
Class L	512,811	N/A
Institutional Class	109,559	52
Shares issued in connection with fund reorganization
Class T	13,013,464	N/A
Class T1	99,011,453	N/A
Class L	9,597,001	N/A
Institutional Class	3,203,815	N/A
Shares redeemed
Class T	(2,280,001)	(65,803)
Class T1	(24,295,345)	(1,229,997)
Class L	(2,604,920)	N/A
Institutional Class	(2,936,884)	-
Net Increase	122,307,427	3,219,036
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2030 Fund	2016 (a)
OPERATIONS:
Net investment income	$17,850
Net realized gain	21,739
Net change in unrealized depreciation	(24,815)
Net Increase in Net Assets Resulting from Operations	14,774
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(201)
Class T1	(20,524)
Institutional Class	(231)
From net investment income	(20,956)
From net realized gains
Class T	(8)
Class T1	(1,197)
Institutional Class	(8)
From net realized gains	(1,213)
Total Distributions	(22,169)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,000
Class T1	2,795,928
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	209
Class T1	21,721
Institutional Class	239
Shares redeemed
Class T1	(1,291,774)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,546,323
Total Increase in Net Assets	1,538,928
NET ASSETS:
Beginning of Period	0
End of Period	$1,538,928
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,001
Class T1	271,665
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	20
Class T1	2,121
Institutional Class	24
Shares redeemed
Class T1	(125,460)
Net Increase	150,371
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2030 Fund	2016 (a)
OPERATIONS:
Net investment income	$196,812
Net realized gain	343,147
Net change in unrealized depreciation	(253,993)
Net Increase in Net Assets Resulting from Operations	285,966
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(64,082)
Class T1	(111,923)
Class L	(176)
Institutional Class	(35,832)
From net investment income	(212,013)
From net realized gains
Class T	(4,524)
Class T1	(10,170)
Class L	(13)
Institutional Class	(3,075)
From net realized gains	(17,782)
Total Distributions	(229,795)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,126,187
Class T1	9,109,614
Class L	10,000
Institutional Class	2,609,144
Shares issued in reinvestment of distributions
Class T	68,606
Class T1	122,093
Class L	189
Institutional Class	38,907
Shares redeemed
Class T	(499,603)
Class T1	(619,315)
Institutional Class	(2,862)
Net Increase in Net Assets Resulting from Capital Share Transactions	14,962,960
Total Increase in Net Assets	15,019,131
NET ASSETS:
Beginning of Period	0
End of Period	$15,019,131
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2030 Fund	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	408,497
Class T1	874,556
Class L	1,001
Institutional Class	246,921
Shares issued in reinvestment of distributions
Class T	6,706
Class T1	11,740
Class L	18
Institutional Class	3,738
Shares redeemed
Class T	(48,742)
Class T1	(59,641)
Institutional Class	(275)
Net Increase	1,444,519
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2035 Fund	2016	2015
OPERATIONS:
Net investment income	$3,711,499	$4,140,094
Net realized gain	5,813,029	14,752,142
Net change in unrealized appreciation (depreciation)	7,113,654	(22,470,221)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,638,182	(3,577,985)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(422,284)	(442,196)
Class T1	(3,002,771)	(3,813,630)
Institutional Class	(125,914)	(48,105)
From net investment income	(3,550,969)	(4,303,931)
From net realized gains
Class T	(1,231,889)	(1,550,361)
Class T1	(9,511,094)	(15,137,191)
Institutional Class	(259,331)	(108,130)
From net realized gains	(11,002,314)	(16,795,682)
Total Distributions	(14,553,283)	(21,099,613)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,798,657	6,884,569
Class T1	45,235,665	52,730,264
Institutional Class	1,966,761	2,224,105
Shares issued in reinvestment of distributions
Class T	1,654,173	1,992,557
Class T1	12,513,865	18,950,821
Institutional Class	385,245	156,235
Shares redeemed
Class T	(5,497,613)	(8,861,615)
Class T1	(92,312,679)	(69,977,246)
Institutional Class	(319,838)	(19,125)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,575,764)	4,080,565
Total Decrease in Net Assets	(30,490,865)	(20,597,033)
NET ASSETS:
Beginning of year	215,351,468	235,948,501
End of year(a)	$184,860,603	$215,351,468
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2035 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	282,922	475,757
Class T1	3,376,073	3,573,852
Institutional Class	225,686	236,489
Shares issued in reinvestment of distributions
Class T	123,568	146,658
Class T1	933,962	1,392,028
Institutional Class	45,499	17,895
Shares redeemed
Class T	(404,779)	(587,162)
Class T1	(6,832,778)	(4,764,141)
Institutional Class	(36,525)	(1,970)
Net Increase (Decrease)	(2,286,372)	489,406
(a) Including undistributed net investment income:	$38,897	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2035 Fund	2016	2015
OPERATIONS:
Net investment income	$26,049,764	$1,197,262
Net realized gain	60,929,756	3,652,704
Net change in unrealized depreciation	(598,706)	(6,567,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,380,814	(1,717,620)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,029,773)	(125,185)
Class T1	(20,051,901)	(1,118,493)
Class L	(2,486,128)	N/A
Institutional Class	(532,725)	(291)
From net investment income	(26,100,527)	(1,243,969)
From net realized gains
Class T	(2,879,691)	(1,255,449)
Class T1	(19,910,316)	(11,575,241)
Class L	(2,209,264)	N/A
Institutional Class	(476,237)	(169)
From net realized gains	(25,475,508)	(12,830,859)
Total Distributions	(51,576,035)	(14,074,828)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	26,635,019	843,490
Class T1	203,982,028	40,804,761
Class L	54,786,276	N/A
Institutional Class	16,831,768	10,000
Shares issued in reinvestment of distributions
Class T	5,909,464	1,380,634
Class T1	39,962,217	12,693,734
Class L	4,695,392	N/A
Institutional Class	1,008,962	460
Shares issued in connection with fund reorganization
Class T	157,057,578	N/A
Class T1	1,143,841,207	N/A
Class L	80,298,836	N/A
Institutional Class	17,926,658	N/A
Shares redeemed
Class T	(25,900,575)	(274,552)
Class T1	(297,080,395)	(13,678,323)
Class L	(24,508,039)	N/A
Institutional Class	(13,781,458)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,391,664,938	41,780,204
Total Increase in Net Assets	1,426,469,717	25,987,756
NET ASSETS:
Beginning of year	76,787,484	50,799,728
End of year	$1,503,257,201	$76,787,484
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2035 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,953,050	53,353
Class T1	15,167,952	2,619,555
Class L	5,364,075	N/A
Institutional Class	1,741,158	1,000
Shares issued in reinvestment of distributions
Class T	433,187	104,644
Class T1	2,971,019	975,465
Class L	466,946	N/A
Institutional Class	107,438	50
Shares issued in connection with fund reorganization
Class T	11,679,121	N/A
Class T1	86,214,181	N/A
Class L	8,029,872	N/A
Institutional Class	1,915,569	N/A
Shares redeemed
Class T	(1,878,687)	(16,616)
Class T1	(22,000,188)	(887,485)
Class L	(2,405,162)	N/A
Institutional Class	(1,455,702)	-
Net Increase	108,303,829	2,849,966
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2040 Fund	2016 (a)
OPERATIONS:
Net investment income	$5,497
Net realized gain	8,647
Net change in unrealized depreciation	(6,985)
Net Increase in Net Assets Resulting from Operations	7,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(247)
Class T1	(5,146)
Institutional Class	(206)
From net investment income	(5,599)
From net realized gains
Class T	(5)
Class T1	(122)
Institutional Class	(3)
From net realized gains	(130)
Total Distributions	(5,729)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	15,623
Class T1	401,684
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	252
Class T1	5,268
Institutional Class	209
Shares redeemed
Class T1	(2,575)
Net Increase in Net Assets Resulting from Capital Share Transactions	430,461
Total Increase in Net Assets	431,891
NET ASSETS:
Beginning of Period	0
End of Period	$431,891
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,544
Class T1	38,689
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	25
Class T1	507
Institutional Class	20
Shares redeemed
Class T1	(244)
Net Increase	41,541
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2040 Fund	2016 (a)
OPERATIONS:
Net investment income	$275,497
Net realized gain	544,750
Net change in unrealized appreciation	16,912
Net Increase in Net Assets Resulting from Operations	837,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(219,596)
Class T1	(76,390)
Class L	(206)
Institutional Class	(31,143)
From net investment income	(327,335)
From net realized gains
Class T	(35,083)
Class T1	(15,199)
Class L	(35)
Institutional Class	(5,889)
From net realized gains	(56,206)
Total Distributions	(383,541)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	13,862,507
Class T1	4,987,412
Class L	10,000
Institutional Class	1,828,728
Shares issued in reinvestment of distributions
Class T	254,679
Class T1	91,589
Class L	241
Institutional Class	37,032
Shares redeemed
Class T	(3,837,710)
Class T1	(434,217)
Institutional Class	(5,490)
Net Increase in Net Assets Resulting from Capital Share Transactions	16,794,771
Total Increase in Net Assets	17,248,389
NET ASSETS:
Beginning of Period	0
End of Period	$17,248,389
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2040 Fund	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,384,480
Class T1	477,614
Class L	1,000
Institutional Class	171,106
Shares issued in reinvestment of distributions
Class T	24,740
Class T1	8,765
Class L	23
Institutional Class	3,537
Shares redeemed
Class T	(378,808)
Class T1	(41,391)
Institutional Class	(512)
Net Increase	1,650,554
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2045 Fund	2016	2015
OPERATIONS:
Net investment income	$1,945,228	$2,106,696
Net realized gain	4,609,793	8,920,241
Net change in unrealized appreciation (depreciation)	3,848,556	(13,383,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,403,577	(2,356,127)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(190,831)	(251,040)
Class T1	(1,662,744)	(1,951,553)
Institutional Class	(58,217)	(19,864)
From net investment income	(1,911,792)	(2,222,457)
From net realized gains
Class T	(781,177)	(1,018,154)
Class T1	(7,021,543)	(8,905,327)
Institutional Class	(154,947)	(41,302)
From net realized gains	(7,957,667)	(9,964,783)
Total Distributions	(9,869,459)	(12,187,240)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,267,810	4,786,555
Class T1	36,137,081	37,999,469
Institutional Class	1,180,608	838,987
Shares issued in reinvestment of distributions
Class T	972,008	1,269,194
Class T1	8,684,287	10,856,880
Institutional Class	213,164	61,166
Shares redeemed
Class T	(6,354,546)	(6,239,371)
Class T1	(56,889,437)	(38,056,454)
Institutional Class	(237,053)	(1,030)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,026,078)	11,515,396
Total Decrease in Net Assets	(12,491,960)	(3,027,971)
NET ASSETS:
Beginning of year	120,254,610	123,282,581
End of year	$107,762,650	$120,254,610
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	232,216	312,094
Class T1	2,586,280	2,435,379
Institutional Class	137,284	89,394
Shares issued in reinvestment of distributions
Class T	69,357	88,912
Class T1	620,484	761,127
Institutional Class	25,804	7,029
Shares redeemed
Class T	(446,911)	(393,110)
Class T1	(4,034,976)	(2,453,519)
Institutional Class	(28,011)	(107)
Net Increase (Decrease)	(838,473)	847,199
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2045 Fund	2016	2015
OPERATIONS:
Net investment income	$13,894,033	$586,810
Net realized gain	33,288,784	1,837,528
Net change in unrealized appreciation (depreciation)	3,310,960	(3,429,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,493,777	(1,005,026)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,562,355)	(32,178)
Class T1	(10,903,364)	(577,482)
Class L	(1,182,974)	N/A
Institutional Class	(266,485)	(275)
From net investment income	(13,915,178)	(609,935)
From net realized gains
Class T	(1,415,503)	(417,466)
Class T1	(10,311,552)	(7,729,758)
Class L	(997,222)	N/A
Institutional Class	(220,389)	(152)
From net realized gains	(12,944,666)	(8,147,376)
Total Distributions	(26,859,844)	(8,757,311)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	19,437,142	307,587
Class T1	146,835,255	23,960,585
Class L	32,310,723	N/A
Institutional Class	9,803,688	10,000
Shares issued in reinvestment of distributions
Class T	2,977,858	449,644
Class T1	21,214,916	8,307,240
Class L	2,180,196	N/A
Institutional Class	486,874	427
Shares issued in connection with fund reorganization
Class T	83,346,845	N/A
Class T1	618,809,278	N/A
Class L	38,529,409	N/A
Institutional Class	9,152,068	N/A
Shares redeemed
Class T	(15,335,891)	(170,062)
Class T1	(172,846,205)	(9,940,974)
Class L	(15,028,520)	N/A
Institutional Class	(8,084,952)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	773,788,684	22,924,447
Total Increase in Net Assets	797,422,617	13,162,110
NET ASSETS:
Beginning of year	38,697,575	25,535,465
End of year	$836,120,192	$38,697,575
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2045 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,447,793	19,507
Class T1	11,304,081	1,518,692
Class L	3,168,281	N/A
Institutional Class	1,013,655	1,000
Shares issued in reinvestment of distributions
Class T	220,912	34,787
Class T1	1,625,170	662,593
Class L	215,289	N/A
Institutional Class	51,573	46
Shares issued in connection with fund reorganization
Class T	6,302,013	N/A
Class T1	48,267,443	N/A
Class L	3,852,955	N/A
Institutional Class	978,572	N/A
Shares redeemed
Class T	(1,130,591)	(10,563)
Class T1	(13,219,656)	(637,667)
Class L	(1,476,599)	N/A
Institutional Class	(851,849)	-
Net Increase	61,769,042	1,588,395
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2050 Fund	2016 (a)
OPERATIONS:
Net investment income	$2,434
Net realized gain	6,451
Net change in unrealized depreciation	(3,303)
Net Increase in Net Assets Resulting from Operations	5,582
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(304)
Class T1	(3,568)
Institutional Class	(317)
From net investment income	(4,189)
From net realized gains
Class T	(37)
Class T1	(508)
Institutional Class	(34)
From net realized gains	(579)
Total Distributions	(4,768)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,771
Class T1	305,352
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	341
Class T1	4,076
Institutional Class	351
Shares redeemed
Class T1	(150,769)
Net Increase in Net Assets Resulting from Capital Share Transactions	180,122
Total Increase in Net Assets	180,936
NET ASSETS:
Beginning of Period	0
End of Period	$180,936
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,073
Class T1	29,366
Institutional Class	1,001
Shares issued in reinvestment of distributions
Class T	34
Class T1	394
Institutional Class	34
Shares redeemed
Class T1	(14,384)
Net Increase	17,518
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2050 Fund	2016 (a)
OPERATIONS:
Net investment income	$64,031
Net realized gain	128,856
Net change in unrealized depreciation	(85,885)
Net Increase in Net Assets Resulting from Operations	107,002
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(19,266)
Class T1	(36,029)
Class L	(177)
Institutional Class	(13,228)
From net investment income	(68,700)
From net realized gains
Class T	(1,679)
Class T1	(3,657)
Class L	(15)
Institutional Class	(1,246)
From net realized gains	(6,597)
Total Distributions	(75,297)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,274,200
Class T1	2,781,983
Class L	10,000
Institutional Class	935,386
Shares issued in reinvestment of distributions
Class T	20,945
Class T1	39,686
Class L	192
Institutional Class	14,474
Shares redeemed
Class T	(136,507)
Class T1	(191,294)
Institutional Class	(35,554)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,713,511
Total Increase in Net Assets	4,745,216
NET ASSETS:
Beginning of Period	0
End of Period	$4,745,216
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2050 Fund	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	125,335
Class T1	265,613
Class L	1,001
Institutional Class	87,455
Shares issued in reinvestment of distributions
Class T	2,022
Class T1	3,773
Class L	18
Institutional Class	1,376
Shares redeemed
Class T	(13,186)
Class T1	(18,296)
Institutional Class	(3,292)
Net Increase	451,819
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime Conservative 2055 Fund	2016	2015
OPERATIONS:
Net investment income	$655,298	$673,067
Net realized gain	498,361	2,882,279
Net change in unrealized appreciation (depreciation)	2,541,893	(4,484,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,695,552	(929,440)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(79,015)	(69,751)
Class T1	(590,756)	(638,578)
Institutional Class	(22,239)	(3,391)
From net investment income	(692,010)	(711,720)
From net realized gains
Class T	(221,512)	(273,116)
Class T1	(1,944,540)	(2,735,774)
Institutional Class	(32,533)	(7,040)
From net realized gains	(2,198,585)	(3,015,930)
Total Distributions	(2,890,595)	(3,727,650)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,878,545	1,497,400
Class T1	20,849,291	20,607,273
Institutional Class	615,754	198,089
Shares issued in reinvestment of distributions
Class T	300,527	342,867
Class T1	2,535,296	3,374,352
Institutional Class	54,772	10,431
Shares redeemed
Class T	(1,958,523)	(2,254,767)
Class T1	(28,183,648)	(17,283,638)
Institutional Class	(72,220)	(8,998)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,980,206)	6,483,009
Total Increase (Decrease) in Net Assets	(3,175,249)	1,825,919
NET ASSETS:
Beginning of year	40,397,007	38,571,088
End of year	$37,221,758	$40,397,007
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	137,316	100,228
Class T1	1,534,182	1,364,231
Institutional Class	71,518	21,585
Shares issued in reinvestment of distributions
Class T	21,876	24,764
Class T1	184,728	243,848
Institutional Class	6,511	1,199
Shares redeemed
Class T	(141,250)	(144,998)
Class T1	(2,059,421)	(1,150,319)
Institutional Class	(8,085)	(1,036)
Net Increase (Decrease)	(252,625)	459,502
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2055 Fund	2016	2015
OPERATIONS:
Net investment income	$4,811,082	$149,750
Net realized gain	10,119,456	473,566
Net change in unrealized appreciation (depreciation)	2,176,401	(897,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,106,939	(273,954)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(666,317)	(4,957)
Class T1	(3,889,817)	(144,755)
Class L	(183,697)	N/A
Institutional Class	(77,959)	(294)
From net investment income	(4,817,790)	(150,006)
From net realized gains
Class T	(521,012)	(30,093)
Class T1	(3,175,064)	(880,075)
Class L	(129,696)	N/A
Institutional Class	(55,794)	(159)
From net realized gains	(3,881,566)	(910,327)
Total Distributions	(8,699,356)	(1,060,333)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	13,628,499	89,234
Class T1	75,405,583	6,437,576
Class L	4,489,153	N/A
Institutional Class	3,627,399	10,000
Shares issued in reinvestment of distributions
Class T	1,187,329	35,050
Class T1	7,064,881	1,024,830
Class L	313,393	N/A
Institutional Class	133,753	453
Shares issued in connection with fund reorganization
Class T	32,557,227	N/A
Class T1	207,266,132	N/A
Class L	5,390,233	N/A
Institutional Class	1,053,900	N/A
Shares redeemed
Class T	(7,649,936)	(20,018)
Class T1	(62,828,467)	(1,880,016)
Class L	(2,851,894)	N/A
Institutional Class	(2,005,372)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	276,781,813	5,697,109
Total Increase in Net Assets	285,189,396	4,362,822
NET ASSETS:
Beginning of year	10,333,524	5,970,702
End of year(a)	$295,522,920	$10,333,524
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Lifetime 2055 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	859,940	5,196
Class T1	4,895,639	388,204
Class L	439,386	N/A
Institutional Class	380,432	1,000
Shares issued in reinvestment of distributions
Class T	74,672	2,304
Class T1	456,403	69,144
Class L	31,166	N/A
Institutional Class	14,356	49
Shares issued in connection with fund reorganization
Class T	2,089,833	N/A
Class T1	13,662,418	N/A
Class L	539,021	N/A
Institutional Class	113,506	N/A
Shares redeemed
Class T	(479,012)	(1,113)
Class T1	(4,060,498)	(112,164)
Class L	(280,135)	N/A
Institutional Class	(209,766)	-
Net Increase	18,527,361	352,620
(a) Including undistributed net investment income:	$0	$8,047
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62% (c)
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%) (c)
12/31/2014	$12.51	0.26	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
12/31/2013	$12.64	0.25	0.52	0.77	(0.35)	(0.55)	(0.90)	$12.51	6.29%
12/31/2012	$11.91	0.35	0.93	1.28	(0.33)	(0.22)	(0.55)	$12.64	10.76%
Class T1
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46% (c)
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%) (c)
12/31/2014	$12.55	0.31	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
12/31/2013	$12.68	0.28	0.48	0.76	(0.34)	(0.55)	(0.89)	$12.55	6.14%
12/31/2012	$11.95	0.35	0.93	1.28	(0.33)	(0.22)	(0.55)	$12.68	10.65%
Institutional Class
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96% (c)
12/31/2015 (d)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016	$ 7,253	0.47%	0.44%	N/A	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	N/A	1.61%	40% (h)
12/31/2014	$ 20,471	0.12%	0.12%	N/A	2.05%	27%
12/31/2013	$ 38,625	0.12%	0.12%	1.94%	1.94%	50%
12/31/2012	$ 56,741	0.12%	0.12%	2.75%	2.75%	38%
Class T1
12/31/2016	$107,343	0.57%	0.54%	N/A	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	N/A	1.76%	40% (h)
12/31/2014	$168,420	0.22%	0.22%	N/A	2.37%	27%
12/31/2013	$168,444	0.22%	0.22%	2.15%	2.15%	50%
12/31/2012	$140,579	0.22%	0.22%	2.79%	2.79%	38%
Institutional Class
12/31/2016	$ 1,562	0.12%	0.09%	N/A	3.04%	21%
12/31/2015 (d)	$ 569	0.12% (i)	0.09% (i)	N/A	8.94% (i)	40% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25% (c)
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%) (c)
12/31/2014	$13.87	0.20	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
12/31/2013	$13.45	0.33	1.21	1.54	(0.44)	(0.68)	(1.12)	$13.87	11.76%
12/31/2012	$12.55	0.31	1.31	1.62	(0.56)	(0.16)	(0.72)	$13.45	13.01%
Class T1
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18% (c)
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%) (c)
12/31/2014	$13.85	0.48	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
12/31/2013	$13.48	0.38	1.16	1.54	(0.49)	(0.68)	(1.17)	$13.85	11.64%
12/31/2012	$12.58	0.28	1.33	1.61	(0.55)	(0.16)	(0.71)	$13.48	12.90%
Class L
12/31/2016 (d)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (c)
Institutional Class
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57% (c)
12/31/2015 (e)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (c)(f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016	$108,266	0.47%	0.45%	N/A	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	N/A	1.87%	46% (i)
12/31/2014	$ 3,728	0.12%	0.12%	N/A	1.39%	79%
12/31/2013	$ 21,508	0.12%	0.12%	2.31%	2.31%	60%
12/31/2012	$ 16,912	0.12%	0.12%	2.30%	2.30%	61%
Class T1
12/31/2016	$683,608	0.57%	0.55%	N/A	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	N/A	1.90%	46% (i)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	3.35%	79%
12/31/2013	$ 10,151	0.22%	0.22%	2.71%	2.71%	60%
12/31/2012	$ 7,174	0.22%	0.22%	2.08%	2.08%	61%
Class L
12/31/2016 (d)	$187,837	0.72% (j)	0.69% (j)	N/A	2.58% (j)	33%
Institutional Class
12/31/2016	$ 12,066	0.12%	0.10%	N/A	2.75%	33%
12/31/2015 (e)	$ 10	0.12% (j)	0.09% (j)	N/A	2.98% (j)	46% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (e)	(0.17)	$10.21	3.89% (f)
Class T1
12/31/2016 (d)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (e)	(0.19)	$10.17	3.67% (f)
Institutional Class
12/31/2016 (d)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (e)	(0.20)	$10.19	3.99% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$ 10	0.47% (i)	0.45% (i)	N/A	2.82% (i)	46% (f)
Class T1
12/31/2016 (d)	$686	0.57% (i)	0.53% (i)	N/A	5.92% (i)	46% (f)
Institutional Class
12/31/2016 (d)	$ 10	0.12% (i)	0.09% (i)	N/A	3.17% (i)	46% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (e)
Class T1
12/31/2016 (d)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (e)
Class L
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (e)
Institutional Class
12/31/2016 (d)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$3,016	0.47% (h)	0.45% (h)	N/A	3.50% (h)	36% (e)
Class T1
12/31/2016 (d)	$9,858	0.57% (h)	0.55% (h)	N/A	4.97% (h)	36% (e)
Class L
12/31/2016 (d)	$ 10	0.72% (h)	0.45% (h)	N/A	2.81% (h)	36% (e)
Institutional Class
12/31/2016 (d)	$2,557	0.12% (h)	0.10% (h)	N/A	17.84% (h)	36% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33% (c)
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%) (c)
12/31/2014	$13.69	0.30	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
12/31/2013	$13.29	0.28	1.08	1.36	(0.38)	(0.58)	(0.96)	$13.69	10.48%
12/31/2012	$12.30	0.34	1.20	1.54	(0.31)	(0.24)	(0.55)	$13.29	12.54%
Class T1
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24% (c)
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%) (c)
12/31/2014	$13.69	0.33	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
12/31/2013	$13.28	0.32	1.04	1.36	(0.37)	(0.58)	(0.95)	$13.69	10.37%
12/31/2012	$12.31	0.35	1.17	1.52	(0.31)	(0.24)	(0.55)	$13.28	12.47%
Institutional Class
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67% (c)
12/31/2015 (d)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016	$ 25,422	0.47%	0.45%	N/A	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	N/A	1.86%	36% (h)
12/31/2014	$ 38,263	0.12%	0.12%	N/A	2.17%	29%
12/31/2013	$ 54,464	0.12%	0.12%	2.00%	2.00%	42%
12/31/2012	$ 70,415	0.12%	0.12%	2.57%	2.57%	33%
Class T1
12/31/2016	$193,914	0.57%	0.55%	N/A	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	N/A	1.88%	36% (h)
12/31/2014	$253,958	0.22%	0.22%	N/A	2.36%	29%
12/31/2013	$233,233	0.22%	0.22%	2.30%	2.30%	42%
12/31/2012	$169,479	0.22%	0.22%	2.62%	2.62%	33%
Institutional Class
12/31/2016	$ 5,684	0.12%	0.10%	N/A	2.78%	24%
12/31/2015 (d)	$ 3,368	0.12% (i)	0.10% (i)	N/A	8.79% (i)	36% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13% (c)
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%) (c)
12/31/2014	$15.96	0.20	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
12/31/2013	$14.42	0.36	2.29	2.65	(0.42)	(0.69)	(1.11)	$15.96	18.52%
12/31/2012	$12.94	0.29	1.66	1.95	(0.35)	(0.12)	(0.47)	$14.42	15.12%
Class T1
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07% (c)
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%) (c)
12/31/2014	$16.00	0.46	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
12/31/2013	$14.46	0.42	2.21	2.63	(0.40)	(0.69)	(1.09)	$16.00	18.38%
12/31/2012	$12.97	0.25	1.69	1.94	(0.33)	(0.12)	(0.45)	$14.46	15.02%
Class L
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (c)
Institutional Class
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37% (c)
12/31/2015 (e)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (c)(f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016	$ 196,646	0.47%	0.46%	N/A	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	N/A	1.85%	35% (i)
12/31/2014	$ 10,799	0.12%	0.12%	N/A	1.20%	66%
12/31/2013	$ 57,694	0.12%	0.12%	2.32%	2.32%	30%
12/31/2012	$ 44,422	0.12%	0.12%	2.05%	2.05%	34%
Class T1
12/31/2016	$1,384,606	0.57%	0.56%	N/A	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	N/A	1.98%	35% (i)
12/31/2014	$ 52,897	0.22%	0.22%	N/A	2.80%	66%
12/31/2013	$ 16,070	0.22%	0.22%	2.65%	2.65%	30%
12/31/2012	$ 10,331	0.22%	0.22%	1.79%	1.79%	34%
Class L
12/31/2016 (d)	$ 133,562	0.72% (j)	0.71% (j)	N/A	2.67% (j)	27%
Institutional Class
12/31/2016	$ 24,853	0.12%	0.11%	N/A	3.68%	27%
12/31/2015 (e)	$ 10	0.11% (j)	0.11% (j)	N/A	2.98% (j)	35% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (e)
Class T1
12/31/2016 (d)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (e)
Institutional Class
12/31/2016 (d)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$ 10	0.47% (h)	0.47% (h)	N/A	2.95% (h)	193% (e)
Class T1
12/31/2016 (d)	$1,518	0.57% (h)	0.55% (h)	N/A	4.52% (h)	193% (e)
Institutional Class
12/31/2016 (d)	$ 10	0.12% (h)	0.12% (h)	N/A	3.26% (h)	193% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (e)
Class T1
12/31/2016 (d)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (e)
Class L
12/31/2016 (d)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (e)
Institutional Class
12/31/2016 (d)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$3,810	0.47% (h)	0.46% (h)	N/A	3.71% (h)	17% (e)
Class T1
12/31/2016 (d)	$8,594	0.57% (h)	0.56% (h)	N/A	7.93% (h)	17% (e)
Class L
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	N/A	2.83% (h)	17% (e)
Institutional Class
12/31/2016 (d)	$2,605	0.12% (h)	0.11% (h)	N/A	19.81% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37% (c)
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%) (c)
12/31/2014	$15.25	0.30	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
12/31/2013	$14.06	0.28	2.04	2.32	(0.42)	(0.71)	(1.13)	$15.25	16.73%
12/31/2012	$12.74	0.29	1.58	1.87	(0.28)	(0.27)	(0.55)	$14.06	14.73%
Class T1
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25% (c)
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%) (c)
12/31/2014	$15.25	0.34	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
12/31/2013	$14.05	0.35	1.97	2.32	(0.41)	(0.71)	(1.12)	$15.25	16.64%
12/31/2012	$12.75	0.30	1.55	1.85	(0.28)	(0.27)	(0.55)	$14.05	14.63%
Institutional Class
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78% (c)
12/31/2015 (d)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016	$ 21,411	0.47%	0.46%	N/A	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	N/A	1.93%	37% (h)
12/31/2014	$ 23,411	0.12%	0.12%	N/A	1.90%	27%
12/31/2013	$ 37,599	0.12%	0.12%	1.87%	1.87%	36%
12/31/2012	$ 46,624	0.12%	0.12%	2.14%	2.14%	30%
Class T1
12/31/2016	$159,396	0.57%	0.56%	N/A	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	N/A	1.79%	37% (h)
12/31/2014	$212,538	0.22%	0.22%	N/A	2.18%	27%
12/31/2013	$182,005	0.22%	0.22%	2.30%	2.30%	36%
12/31/2012	$123,940	0.22%	0.22%	2.19%	2.19%	30%
Institutional Class
12/31/2016	$ 4,054	0.12%	0.11%	N/A	2.82%	25%
12/31/2015 (d)	$ 2,192	0.12% (i)	0.11% (i)	N/A	10.64% (i)	37% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04% (c)
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%) (c)
12/31/2014	$17.19	0.16	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
12/31/2013	$14.86	0.38	3.04	3.42	(0.43)	(0.66)	(1.09)	$17.19	23.34%
12/31/2012	$13.18	0.26	1.89	2.15	(0.34)	(0.13)	(0.47)	$14.86	16.51%
Class T1
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98% (c)
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%) (c)
12/31/2014	$17.20	0.44	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
12/31/2013	$14.88	0.45	2.95	3.40	(0.42)	(0.66)	(1.08)	$17.20	23.06%
12/31/2012	$13.19	0.22	1.93	2.15	(0.33)	(0.13)	(0.46)	$14.88	16.34%
Class L
12/31/2016 (d)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (c)
Institutional Class
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56% (c)
12/31/2015 (e)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (c)(f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016	$ 175,123	0.47%	0.47%	N/A	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	N/A	1.72%	27% (i)
12/31/2014	$ 6,688	0.12%	0.12%	N/A	0.91%	51%
12/31/2013	$ 59,137	0.12%	0.12%	2.31%	2.31%	22%
12/31/2012	$ 41,154	0.12%	0.12%	1.78%	1.78%	28%
Class T1
12/31/2016	$1,190,559	0.57%	0.57%	N/A	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	N/A	1.83%	27% (i)
12/31/2014	$ 44,111	0.22%	0.22%	N/A	2.49%	51%
12/31/2013	$ 17,951	0.22%	0.22%	2.71%	2.71%	22%
12/31/2012	$ 11,261	0.22%	0.22%	1.53%	1.53%	28%
Class L
12/31/2016 (d)	$ 115,848	0.72% (j)	0.71% (j)	N/A	2.71% (j)	25%
Institutional Class
12/31/2016	$ 21,727	0.12%	0.11%	N/A	4.05%	25%
12/31/2015 (e)	$ 10	0.12% (j)	0.12% (j)	N/A	2.85% (j)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (e)	(0.18)	$10.41	6.01% (f)
Class T1
12/31/2016 (d)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (e)	(0.20)	$10.40	6.06% (f)
Institutional Class
12/31/2016 (d)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (e)	(0.20)	$10.42	6.34% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$ 16	0.47% (i)	0.47% (i)	N/A	3.31% (i)	6% (f)
Class T1
12/31/2016 (d)	$405	0.57% (i)	0.55% (i)	N/A	9.14% (i)	6% (f)
Institutional Class
12/31/2016 (d)	$ 11	0.12% (i)	0.12% (i)	N/A	3.19% (i)	6% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (e)
Class T1
12/31/2016 (d)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (e)
Class L
12/31/2016 (d)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (e)
Institutional Class
12/31/2016 (d)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$10,771	0.47% (h)	0.46% (h)	N/A	3.38% (h)	40% (e)
Class T1
12/31/2016 (d)	$ 4,646	0.57% (h)	0.56% (h)	N/A	7.76% (h)	40% (e)
Class L
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	N/A	2.75% (h)	40% (e)
Institutional Class
12/31/2016 (d)	$ 1,821	0.12% (h)	0.12% (h)	N/A	20.33% (h)	40% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17% (c)
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%) (c)
12/31/2014	$16.11	0.28	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
12/31/2013	$14.38	0.29	2.58	2.87	(0.43)	(0.71)	(1.14)	$16.11	20.13%
12/31/2012	$12.88	0.28	1.73	2.01	(0.26)	(0.25)	(0.51)	$14.38	15.71%
Class T1
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09% (c)
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%) (c)
12/31/2014	$16.09	0.33	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
12/31/2013	$14.37	0.36	2.48	2.84	(0.41)	(0.71)	(1.12)	$16.09	19.97%
12/31/2012	$12.88	0.28	1.71	1.99	(0.25)	(0.25)	(0.50)	$14.37	15.58%
Institutional Class
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55% (c)
12/31/2015 (d)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016	$ 10,852	0.47%	0.47%	N/A	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	N/A	1.76%	33% (h)
12/31/2014	$ 14,443	0.12%	0.12%	N/A	1.72%	23%
12/31/2013	$ 21,328	0.12%	0.12%	1.85%	1.85%	33%
12/31/2012	$ 23,967	0.12%	0.12%	1.98%	1.98%	29%
Class T1
12/31/2016	$ 95,036	0.57%	0.57%	N/A	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	N/A	1.68%	33% (h)
12/31/2014	$108,839	0.22%	0.22%	N/A	2.02%	23%
12/31/2013	$ 88,655	0.22%	0.22%	2.27%	2.27%	33%
12/31/2012	$ 56,657	0.22%	0.22%	2.00%	2.00%	29%
Institutional Class
12/31/2016	$ 1,874	0.12%	0.12%	N/A	2.94%	28%
12/31/2015 (d)	$ 832	0.12% (i)	0.11% (i)	N/A	7.48% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53% (c)
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%) (c)
12/31/2014	$17.49	0.14	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
12/31/2013	$15.08	0.37	3.16	3.53	(0.43)	(0.69)	(1.12)	$17.49	23.62%
12/31/2012	$13.29	0.26	1.95	2.21	(0.33)	(0.09)	(0.42)	$15.08	16.77%
Class T1
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40% (c)
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%) (c)
12/31/2014	$17.47	0.45	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
12/31/2013	$15.06	0.42	3.10	3.52	(0.42)	(0.69)	(1.11)	$17.47	23.54%
12/31/2012	$13.27	0.22	1.98	0.22	(0.32)	(0.09)	(0.41)	$15.06	16.59%
Class L
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (c)
Institutional Class
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88% (c)
12/31/2015 (e)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (c)(f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016	$ 95,070	0.47%	0.47%	N/A	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	N/A	1.67%	28% (i)
12/31/2014	$ 1,819	0.12%	0.12%	N/A	0.80%	49%
12/31/2013	$ 35,614	0.12%	0.12%	2.22%	2.22%	24%
12/31/2012	$ 25,995	0.12%	0.12%	1.76%	1.76%	25%
Class T1
12/31/2016	$671,090	0.57%	0.57%	N/A	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	N/A	1.77%	28% (i)
12/31/2014	$ 23,717	0.22%	0.22%	N/A	2.52%	49%
12/31/2013	$ 7,793	0.22%	0.22%	2.52%	2.52%	24%
12/31/2012	$ 5,065	0.22%	0.22%	1.53%	1.53%	25%
Class L
12/31/2016 (d)	$ 58,663	0.72% (j)	0.72% (j)	N/A	2.68% (j)	23%
Institutional Class
12/31/2016	$ 11,297	0.12%	0.12%	N/A	3.94%	23%
12/31/2015 (e)	$ 9	0.12% (j)	0.11% (j)	N/A	2.80% (j)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (e)
Class T1
12/31/2016 (d)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (e)
Institutional Class
12/31/2016 (d)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$ 11	0.47% (h)	0.47% (h)	N/A	2.94% (h)	130% (e)
Class T1
12/31/2016 (d)	$159	0.57% (h)	0.55% (h)	N/A	3.28% (h)	130% (e)
Institutional Class
12/31/2016 (d)	$ 11	0.12% (h)	0.12% (h)	N/A	3.11% (h)	130% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Class T
12/31/2016 (d)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (e)
Class T1
12/31/2016 (d)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (e)
Class L
12/31/2016 (d)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (e)
Institutional Class
12/31/2016 (d)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016 (d)	$1,198	0.47% (h)	0.46% (h)	N/A	3.66% (h)	17% (e)
Class T1
12/31/2016 (d)	$2,637	0.57% (h)	0.56% (h)	N/A	6.37% (h)	17% (e)
Class L
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	N/A	2.69% (h)	17% (e)
Institutional Class
12/31/2016 (d)	$ 899	0.12% (h)	0.12% (h)	N/A	19.78% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33% (c)
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%) (c)
12/31/2014	$15.56	0.27	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
12/31/2013	$14.08	0.26	2.56	2.82	(0.42)	(0.92)	(1.34)	$15.56	20.36%
12/31/2012	$12.63	0.25	1.75	2.00	(0.25)	(0.30)	(0.55)	$14.08	15.88%
Class T1
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23% (c)
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%) (c)
12/31/2014	$15.55	0.32	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
12/31/2013	$14.07	0.35	2.47	2.82	(0.42)	(0.92)	(1.34)	$15.55	20.32%
12/31/2012	$12.63	0.26	1.72	1.98	(0.24)	(0.30)	(0.54)	$14.07	15.86%
Institutional Class
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74% (c)
12/31/2015 (d)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2016	$ 4,115	0.47%	0.47%	N/A	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	N/A	1.58%	38% (h)
12/31/2014	$ 4,587	0.12%	0.12%	N/A	1.73%	22%
12/31/2013	$ 5,780	0.12%	0.12%	1.69%	1.69%	46%
12/31/2012	$ 7,431	0.12%	0.12%	1.85%	1.85%	44%
Class T1
12/31/2016	$32,341	0.57%	0.57%	N/A	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	N/A	1.67%	38% (h)
12/31/2014	$33,984	0.22%	0.22%	N/A	2.05%	22%
12/31/2013	$22,801	0.22%	0.22%	2.26%	2.26%	46%
12/31/2012	$13,619	0.22%	0.22%	1.91%	1.91%	44%
Institutional Class
12/31/2016	$ 765	0.12%	0.12%	N/A	3.76%	40%
12/31/2015 (d)	$ 188	0.12% (i)	0.11% (i)	N/A	7.03% (i)	38% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class T
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44% (c)
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%) (c)
12/31/2014	$17.56	0.15	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
12/31/2013	$15.17	0.44	3.06	3.50	(0.45)	(0.66)	(1.11)	$17.56	23.26%
12/31/2012	$13.41	0.28	1.96	2.24	(0.27)	(0.21)	(0.48)	$15.17	16.81%
Class T1
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39% (c)
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%) (c)
12/31/2014	$17.50	0.42	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
12/31/2013	$15.12	0.38	3.10	3.48	(0.44)	(0.66)	(1.10)	$17.50	23.18%
12/31/2012	$13.38	0.25	1.96	2.21	(0.26)	(0.21)	(0.47)	$15.12	16.68%
Class L
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (c)
Institutional Class
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87% (c)
12/31/2015 (e)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (c)(f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2016	$ 41,159	0.47%	0.47%	N/A	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	N/A	1.74%	26% (i)
12/31/2014	$ 258	0.12%	0.12%	N/A	0.83%	75%
12/31/2013	$ 3,809	0.12%	0.12%	2.58%	2.58%	40%
12/31/2012	$ 1,737	0.12%	0.12%	1.91%	1.91%	50%
Class T1
12/31/2016	$244,187	0.57%	0.57%	N/A	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	N/A	1.84%	26% (i)
12/31/2014	$ 5,713	0.22%	0.22%	N/A	2.34%	75%
12/31/2013	$ 2,187	0.22%	0.22%	2.26%	2.26%	40%
12/31/2012	$ 1,324	0.22%	0.22%	1.72%	1.73%	50%
Class L
12/31/2016 (d)	$ 7,380	0.72% (j)	0.71% (j)	N/A	2.62% (j)	20%
Institutional Class
12/31/2016	$ 2,797	0.12%	0.12%	N/A	4.43%	20%
12/31/2015 (e)	$ 9	0.12% (j)	0.12% (j)	N/A	2.71% (j)	26% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime 2055 Fund (each a Fund, collectively the Funds) are included herein. The inception date for the Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime 2050 Fund was April 28, 2016. Effective April 28, 2016, the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, and the Great-West Lifetime 2055 Fund III names changed to the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime 2015 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime 2055 Fund, respectively. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of each of the Great-West Lifetime Conservative 2015 Fund and Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. There are two risk profile options for each available year designated in the name of each Fund. The Lifetime Conservative series are generally expected to pursue a more conservative allocation strategy relative to the Lifetime series. The Lifetime series are generally expected to pursue a more aggressive allocation strategy relative to the Lifetime Conservative series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Class T, Class T1, Class L and Institutional Class shares. The Class L shares for Great-West Lifetime 2015 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund and Great-West Lifetime 2055 Fund were capitalized on April 22, 2016. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2016

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets,and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2016:
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Beginning Balance, January 1, 2016	$13,036,072	$ 3,601,953
Total interest received	179,919	761,074
Purchases	2,195,171	80,377,824*
Sales	(3,829,602)	(10,408,812)
Ending Balance, December 31, 2016	$11,581,560	$ 74,322,039
	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	145	2,837
Purchases	61,670	938,516
Sales	(8,040)	(95,785)
Ending Balance, December 31, 2016	$53,775	$845,568

Annual Report - December 31, 2016

	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Beginning Balance, January 1, 2016	$12,628,684	$ 2,609,698
Total interest received	184,892	612,442
Purchases	2,935,727	65,289,610*
Sales	(3,170,403)	(6,356,911)
Ending Balance, December 31, 2016	$12,578,900	$ 62,154,839
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	207	869
Purchases	101,483	299,033
Sales	(46,381)	(11,481)
Ending Balance, December 31, 2016	$ 55,309	$288,421
	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Beginning Balance, January 1, 2016	$ 3,556,367	$ 370,035
Total interest received	52,101	240,852
Purchases	1,077,103	13,148,589*
Sales	(1,136,135)	(1,112,720)
Ending Balance, December 31, 2016	$ 3,549,436	$ 12,646,756
	Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	7	253
Purchases	3,227	56,939
Sales	(16)	(8,955)
Ending Balance, December 31, 2016	$3,218	$48,237
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 96,516	$ 7,785
Total interest received	1,435	4,185
Purchases	32,405	265,721*
Sales	(33,349)	(26,639)
Ending Balance, December 31, 2016	$ 97,007	$ 251,052
* Includes assets received as part of the Fund's reorganization.
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Annual Report - December 31, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
Great-West Lifetime Conservative 2015 Fund
	2016	2015
Ordinary income	$1,845,449	$2,797,300
Long-term capital gain	2,059,104	7,379,032
	$3,904,553	$10,176,332
Great-West Lifetime 2015 Fund
	2016	2015
Ordinary income	$16,990,228	$977,643
Long-term capital gain	10,994,383	2,522,114
	$27,984,611	$3,499,757
Great-West Lifetime Conservative 2020 Fund
2016
Ordinary income	$8,054
Long-term capital gain	303
$8,357
Great-West Lifetime 2020 Fund
2016
Ordinary income	$194,017
Long-term capital gain	15,607
$209,624
Great-West Lifetime Conservative 2025 Fund
	2016	2015
Ordinary income	$4,408,775	$4,984,567
Long-term capital gain	7,612,671	14,938,828
	$12,021,446	$19,923,395

Annual Report - December 31, 2016

Great-West Lifetime 2025 Fund
	2016	2015
Ordinary income	$30,543,370	$1,600,645
Long-term capital gain	23,748,373	10,334,497
	$54,291,743	$11,935,142
Great-West Lifetime Conservative 2030 Fund
2016
Ordinary income	$20,956
Long-term capital gain	1,213
$22,169
Great-West Lifetime 2030 Fund
2016
Ordinary income	$212,013
Long-term capital gain	17,782
$229,795
Great-West Lifetime Conservative 2035 Fund
	2016	2015
Ordinary income	$3,550,969	$3,998,534
Long-term capital gain	11,002,314	17,101,079
	$14,553,283	$21,099,613
Great-West Lifetime 2035 Fund
	2016	2015
Ordinary income	$25,551,142	$1,218,074
Long-term capital gain	26,024,893	12,856,754
	$51,576,035	$14,074,828
Great-West Lifetime Conservative 2040 Fund
2016
Ordinary income	$5,599
Long-term capital gain	130
$5,729
Great-West Lifetime 2040 Fund
2016
Ordinary income	$327,335
Long-term capital gain	56,206
$383,541
Great-West Lifetime Conservative 2045 Fund
	2016	2015
Ordinary income	$1,910,491	$2,084,457
Long-term capital gain	7,958,968	10,102,783
	$9,869,459	$12,187,240

Annual Report - December 31, 2016

Great-West Lifetime 2045 Fund
	2016	2015
Ordinary income	$13,691,285	$603,421
Long-term capital gain	13,168,559	8,153,890
	$26,859,844	$8,757,311
Great-West Lifetime Conservative 2050 Fund
2016
Ordinary income	$4,189
Long-term capital gain	579
$4,768
Great-West Lifetime 2050 Fund
2016
Ordinary income	$68,700
Long-term capital gain	6,597
$75,297
Great-West Lifetime Conservative 2055 Fund
	2016	2015
Ordinary income	$658,594	$693,118
Long-term capital gain	2,232,001	3,034,532
	$2,890,595	$3,727,650
Great-West Lifetime 2055 Fund
	2016	2015
Ordinary income	$4,763,838	$150,006
Long-term capital gain	3,935,518	910,327
	$8,699,356	$1,060,333
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2016

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Great-West Lifetime Conservative 2015 Fund	$ —	$ (106,330)	$ 106,330
Great-West Lifetime 2015 Fund	13,796,873	1,540,006	(15,336,879)
Great-West Lifetime Conservative 2020 Fund	—	744	(744)
Great-West Lifetime 2020 Fund	—	15,787	(15,787)
Great-West Lifetime Conservative 2025 Fund	—	(182,916)	182,916
Great-West Lifetime 2025 Fund	19,818,044	1,008,772	(20,826,816)
Great-West Lifetime Conservative 2030 Fund	(12)	3,106	(3,094)
Great-West Lifetime 2030 Fund	—	15,201	(15,201)
Great-West Lifetime Conservative 2035 Fund	—	(121,633)	121,633
Great-West Lifetime 2035 Fund	11,073,445	50,763	(11,124,208)
Great-West Lifetime Conservative 2040 Fund	—	102	(102)
Great-West Lifetime 2040 Fund	—	51,838	(51,838)
Great-West Lifetime Conservative 2045 Fund	—	(33,436)	33,436
Great-West Lifetime 2045 Fund	5,637,267	21,145	(5,658,412)
Great-West Lifetime Conservative 2050 Fund	—	1,755	(1,755)
Great-West Lifetime 2050 Fund	—	4,669	(4,669)
Great-West Lifetime Conservative 2055 Fund	—	36,712	(36,712)
Great-West Lifetime 2055 Fund	1,910,613	(1,339)	(1,909,274)
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime Conservative 2015 Fund
Undistributed net investment income	$431,518
Undistributed long-term capital gains	722,645
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(5,491,733)
Tax composition of capital	$(4,337,570)
Great-West Lifetime 2015 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	15,245,009
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(29,826,936)
Tax composition of capital	$(14,581,927)
Great-West Lifetime Conservative 2020 Fund
Undistributed net investment income	$864
Undistributed long-term capital gains	7,665
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(11,083)
Tax composition of capital	$(2,554)

Annual Report - December 31, 2016

Great-West Lifetime 2020 Fund
Undistributed net investment income	$48,361
Undistributed long-term capital gains	228,303
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(281,582)
Tax composition of capital	$(4,918)
Great-West Lifetime Conservative 2025 Fund
Undistributed net investment income	$110,798
Undistributed long-term capital gains	3,036,482
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(9,662,098)
Tax composition of capital	$(6,514,818)
Great-West Lifetime 2025 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	38,996,582
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(39,358,727)
Tax composition of capital	$(362,145)
Great-West Lifetime Conservative 2030 Fund
Undistributed net investment income	$11,680
Undistributed long-term capital gains	22,874
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(41,937)
Tax composition of capital	$(7,383)
Great-West Lifetime 2030 Fund
Undistributed net investment income	$22,514
Undistributed long-term capital gains	291,423
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(257,766)
Tax composition of capital	$56,171
Great-West Lifetime Conservative 2035 Fund
Undistributed net investment income	$38,896
Undistributed long-term capital gains	3,529,362
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,822,618)
Tax composition of capital	$(4,254,360)

Annual Report - December 31, 2016

Great-West Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	44,953,193
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(26,252,845)
Tax composition of capital	$18,700,348
Great-West Lifetime Conservative 2040 Fund
Undistributed net investment income	$292
Undistributed long-term capital gains	8,151
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,013)
Tax composition of capital	$1,430
Great-West Lifetime 2040 Fund
Undistributed net investment income	$40,737
Undistributed long-term capital gains	401,973
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	10,908
Tax composition of capital	$453,618
Great-West Lifetime Conservative 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,653,992
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(4,445,241)
Tax composition of capital	$(1,791,249)
Great-West Lifetime 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	26,400,848
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(20,687,329)
Tax composition of capital	$5,713,519
Great-West Lifetime Conservative 2050 Fund
Undistributed net investment income	$1,903
Undistributed long-term capital gains	3,790
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(4,879)
Tax composition of capital	$814

Annual Report - December 31, 2016

Great-West Lifetime 2050 Fund
Undistributed net investment income	$9,859
Undistributed long-term capital gains	108,597
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(86,751)
Tax composition of capital	$31,705
Great-West Lifetime Conservative 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	807,242
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,116,761)
Tax composition of capital	$(1,309,519)
Great-West Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	8,262,048
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(9,743,961)
Tax composition of capital	$(1,481,913)
At December 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2016, the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2035 Fund utilized $682,997, $3,267,442 and $322,675, respectively, of capital loss carryforwards to offset capital gains realized in that fiscal year.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$121,701,950	$—	$(5,491,733)	$(5,491,733)
Great-West Lifetime 2015 Fund	1,022,069,247	3,049,501	(32,876,437)	(29,826,936)
Great-West Lifetime Conservative 2020 Fund	717,950	672	(11,755)	(11,083)
Great-West Lifetime 2020 Fund	15,729,243	59,415	(340,997)	(281,582)
Great-West Lifetime Conservative 2025 Fund	234,783,410	—	(9,662,098)	(9,662,098)
Great-West Lifetime 2025 Fund	1,779,854,768	27,973,099	(67,331,826)	(39,358,727)
Great-West Lifetime Conservative 2030 Fund	1,581,685	—	(41,937)	(41,937)
Great-West Lifetime 2030 Fund	15,281,705	111,644	(369,410)	(257,766)
Great-West Lifetime Conservative 2035 Fund	192,771,446	1,129,292	(8,951,910)	(7,822,618)
Great-West Lifetime 2035 Fund	1,530,240,329	41,150,058	(67,402,903)	(26,252,845)
Great-West Lifetime Conservative 2040 Fund	439,087	2,219	(9,232)	(7,013)
Great-West Lifetime 2040 Fund	17,243,725	322,275	(311,367)	10,908
Great-West Lifetime Conservative 2045 Fund	112,259,663	1,104,488	(5,549,729)	(4,445,241)
Great-West Lifetime 2045 Fund	857,214,952	21,057,497	(41,744,826)	(20,687,329)
Great-West Lifetime Conservative 2050 Fund	185,901	—	(4,879)	(4,879)
Great-West Lifetime 2050 Fund	4,833,574	42,945	(129,696)	(86,751)
Great-West Lifetime Conservative 2055 Fund	39,356,416	—	(2,116,761)	(2,116,761)
Great-West Lifetime 2055 Fund	305,407,903	5,099,773	(14,843,734)	(9,743,961)

Annual Report - December 31, 2016

Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Funds' financial position or the results of their operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to Class T, Class T1 and Class L shareholders and account owners and receives from the Class T, Class T1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 1,801,218	$ 196,622	$ 137,899	$ (28,076)	$ 9,425	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	30,786	374,162	75,778	192,120	(11,021)	—	313,401
Great-West Bond Index Fund Institutional Class	1,684,722	20,516,827	2,639,153	6,814,800	104,647	438,909	16,291,259
Great-West Federated Bond Fund Institutional Class	825,275	10,079,974	1,035,257	3,281,813	31,539	278,322	8,005,172
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	127,566	1,498,305	333,746	864,469	(90,098)	46,215	1,265,455
Great-West International Index Fund Institutional Class	443,253	4,263,836	1,409,211	2,006,498	(201,208)	99,105	3,834,135
Great-West Life & Annuity Contract	11,581,560	13,036,072	2,195,171	(3,829,602)	—	179,919	11,581,560
Great-West Loomis Sayles Bond Fund Institutional Class	760,144	8,886,893	753,011	3,407,952	(370,231)	323,338	7,145,350
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	58,561	561,103	245,534	404,143	(63,701)	4,452	557,501
Great-West MFS International Growth Fund Institutional Class	103,716	964,441	282,410	458,666	(79,899)	12,899	859,805
Great-West MFS International Value Fund Institutional Class	220,970	2,351,525	706,466	948,319	18,232	31,394	2,114,685
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	344,449	1,801,447	695,008	1,147,639	20,000	17,425	3,041,487
Great-West Putnam Equity Income Fund Institutional Class	198,666	2,186,546	450,926	1,038,442	(87,514)	32,579	1,857,530
Great-West Putnam High Yield Bond Institutional Class	757,956	8,690,854	1,118,562	3,562,502	(238,461)	423,178	7,238,479
Great-West Real Estate Index Fund Institutional Class	109,503	3,237,036	689,892	2,763,637	228,749	67,193	1,011,810
Great-West S&P 500® Index Fund Institutional Class	687,071	7,976,757	1,571,967	2,793,442	416,696	209,344	6,733,299
Great-West S&P Mid Cap 400® Index Fund Institutional Class	303,036	3,406,798	828,538	1,710,152	19,781	52,288	2,890,959
Great-West S&P Small Cap 600® Index Fund Institutional Class	173,781	1,707,365	764,000	1,115,142	(73,744)	31,952	1,706,530
Great-West Short Duration Bond Fund Institutional Class	504,118	5,585,892	1,051,231	1,692,814	(24,216)	112,571	4,960,526
Great-West T. Rowe Price Equity Income Fund Institutional Class	211,090	2,187,359	589,678	1,283,743	(194,191)	61,614	1,857,589
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	160,326	1,545,265	401,898	697,401	(84,615)	2,910	1,300,247
Great-West Templeton Global Bond Fund Institutional Class	446,747	6,121,516	654,677	3,251,315	(523,058)	74,535	4,087,736
					$(1,230,389)	$2,509,567	$88,654,515

Annual Report - December 31, 2016

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,207,566	$ 119,819	$ 64,295	$ (15,283)	$ 6,385	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	407,280	245,413	4,621,533	1,060,766	7,631	—	4,146,112
Great-West Bond Index Fund Institutional Class	11,329,272	5,679,022	122,200,809	16,167,553	(43,879)	2,099,442	109,554,060
Great-West Federated Bond Fund Institutional Class	5,557,830	2,782,792	60,096,905	8,466,868	(156,449)	1,304,105	53,910,947
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,666,424	1,010,826	20,048,955	5,442,871	(358,829)	592,936	16,530,931
Great-West International Index Fund Institutional Class	5,784,354	2,782,655	58,316,460	9,060,124	17,671	1,281,482	50,034,659
Great-West Life & Annuity Contract	74,322,039	3,601,953	80,377,824	(10,408,812)	—	761,074	74,322,039
Great-West Loomis Sayles Bond Fund Institutional Class	5,090,209	2,481,494	56,710,009	9,018,653	(780,396)	1,977,304	47,847,960
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	759,648	381,035	9,114,376	2,749,663	(333,906)	55,695	7,231,853
Great-West MFS International Growth Fund Institutional Class	1,353,268	647,318	13,517,834	2,131,055	(224,091)	166,461	11,218,589
Great-West MFS International Value Fund Institutional Class	2,873,565	1,530,421	30,564,923	4,098,388	304,667	403,758	27,500,015
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,450,684	1,220,516	48,131,791	7,783,523	35,793	220,187	39,299,539
Great-West Putnam Equity Income Fund Institutional Class	2,572,739	1,465,866	28,182,663	5,864,085	444,419	410,849	24,055,107
Great-West Putnam High Yield Bond Institutional Class	5,010,554	2,426,720	55,885,972	9,974,799	(409,328)	2,612,546	47,850,791
Great-West Real Estate Index Fund Institutional Class	1,358,152	1,254,119	24,898,415	12,930,807	1,127,693	568,134	12,549,329
Great-West S&P 500® Index Fund Institutional Class	8,928,549	5,275,602	91,656,668	15,732,223	4,866,839	2,649,499	87,499,783
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,933,334	2,304,607	42,887,099	9,407,120	1,946,473	660,468	37,524,006
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,254,466	1,169,765	26,695,513	7,227,190	292,399	403,969	22,138,857
Great-West Short Duration Bond Fund Institutional Class	3,237,705	1,544,650	35,246,931	4,442,807	(60,774)	571,954	31,859,021
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,732,322	1,510,348	30,135,524	6,917,135	(118,637)	778,299	24,044,438
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,085,046	1,099,229	21,682,822	4,078,371	(326,334)	37,525	16,909,720
Great-West Templeton Global Bond Fund Institutional Class	2,947,030	1,691,526	38,280,929	12,912,005	(2,139,163)	435,846	26,965,326
					$ 4,076,516	$17,997,918	$772,993,082
(a) Includes assets received as part of the Fund's reorganization.

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	211	$—	$ 2,457	$ 358	$ 11	$ —	$ 2,146
Great-West Bond Index Fund Institutional Class	10,877	—	123,123	15,857	(332)	966	105,178
Great-West Federated Bond Fund Institutional Class	5,308	—	59,722	7,781	(129)	347	51,483
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	890	—	10,166	1,378	81	249	8,830
Great-West International Index Fund Institutional Class	3,270	—	32,793	4,185	15	706	28,287
Great-West Life & Annuity Contract	53,775	—	61,670	(8,040)	—	145	53,775
Great-West Loomis Sayles Bond Fund Institutional Class	4,867	—	53,354	6,672	72	745	45,753
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	449	—	4,963	683	34	13	4,278
Great-West MFS International Growth Fund Institutional Class	766	—	7,308	944	(1)	93	6,348
Great-West MFS International Value Fund Institutional Class	1,621	—	18,181	2,339	(82)	223	15,510
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,383	—	25,207	3,295	70	63	21,041
Great-West Putnam Equity Income Fund Institutional Class	1,369	—	14,734	1,943	70	102	12,796
Great-West Putnam High Yield Bond Institutional Class	4,682	—	51,734	6,502	176	1,253	44,715
Great-West Real Estate Index Fund Institutional Class	732	—	10,248	3,107	(101)	87	6,761
Great-West S&P 500® Index Fund Institutional Class	4,789	—	55,019	7,217	167	792	46,937
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,151	—	24,192	3,183	130	196	20,520
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,335	—	15,337	2,163	126	148	13,113
Great-West Short Duration Bond Fund Institutional Class	2,349	—	26,805	3,438	(16)	232	23,115
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,494	—	15,579	2,033	62	219	13,147
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,152	—	11,514	1,425	3	17	9,344
Great-West Templeton Global Bond Fund Institutional Class	2,663	—	28,582	4,962	79	17	24,371
					$ 435	$6,613	$557,448
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	6,937	$—	$ 79,070	$ 10,488	$ 695	$ —	$ 70,614

Annual Report - December 31, 2016

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	177,395	$—	$1,947,684	$184,740	$ (4,269)	$ 17,525	$ 1,715,405
Great-West Federated Bond Fund Institutional Class	86,682	—	944,952	90,528	(1,209)	7,377	840,819
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	28,859	—	322,595	41,106	3,379	8,182	286,279
Great-West International Index Fund Institutional Class	105,962	—	1,040,901	104,198	4,984	22,749	916,572
Great-West Life & Annuity Contract	845,568	—	938,516	(95,785)	—	2,837	845,568
Great-West Loomis Sayles Bond Fund Institutional Class	78,590	—	837,637	82,051	1,110	13,016	738,741
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	14,326	—	156,112	22,205	2,051	458	136,386
Great-West MFS International Growth Fund Institutional Class	24,943	—	233,302	23,720	968	2,975	206,779
Great-West MFS International Value Fund Institutional Class	52,721	—	647,496	129,772	(5,117)	7,180	504,539
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	76,906	—	799,480	94,143	2,352	2,174	679,080
Great-West Putnam Equity Income Fund Institutional Class	44,557	—	471,417	57,627	3,115	3,547	416,611
Great-West Putnam High Yield Bond Institutional Class	74,809	—	802,533	81,073	2,782	21,024	714,428
Great-West Real Estate Index Fund Institutional Class	22,221	—	308,467	89,339	(3,217)	2,928	205,317
Great-West S&P 500® Index Fund Institutional Class	154,369	—	1,740,780	208,937	6,868	26,756	1,512,820
Great-West S&P Mid Cap 400® Index Fund Institutional Class	68,560	—	759,973	98,969	6,213	6,622	654,062
Great-West S&P Small Cap 600® Index Fund Institutional Class	42,571	—	482,675	71,513	7,154	4,910	418,050
Great-West Short Duration Bond Fund Institutional Class	36,800	—	406,607	39,686	(219)	3,934	362,113
Great-West T. Rowe Price Equity Income Fund Institutional Class	47,787	—	488,123	58,434	2,746	7,489	420,521
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	36,723	—	361,303	40,646	1,047	563	297,822
Great-West Templeton Global Bond Fund Institutional Class	43,339	—	465,442	81,536	936	646	396,555
					$32,369	$162,892	$12,339,081
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,359,541	$ 463,795	$ 188,415	$ (34,559)	$ 23,335	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	79,478	912,356	155,991	383,298	(10,871)	—	809,091

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	3,546,962	$37,528,386	$7,179,229	$10,337,409	$ 26,014	$ 878,797	$ 34,299,117
Great-West Federated Bond Fund Institutional Class	1,733,957	18,441,640	2,910,488	4,933,611	(56,379)	552,065	16,819,382
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	324,120	3,653,775	607,930	1,718,114	(147,387)	117,450	3,215,266
Great-West International Index Fund Institutional Class	1,259,370	11,568,594	3,335,683	3,955,322	(43,020)	281,104	10,893,552
Great-West Life & Annuity Contract	12,578,900	12,628,684	2,935,727	(3,170,403)	—	184,891	12,578,900
Great-West Loomis Sayles Bond Fund Institutional Class	1,561,212	16,011,298	2,099,393	4,951,251	(523,370)	634,414	14,675,393
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	172,492	1,597,642	616,715	1,010,691	(171,019)	13,300	1,642,127
Great-West MFS International Growth Fund Institutional Class	295,922	2,612,037	658,539	911,143	(116,545)	36,677	2,453,197
Great-West MFS International Value Fund Institutional Class	625,514	6,375,046	1,559,076	1,824,578	179,906	88,588	5,986,165
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	865,433	4,361,098	1,320,768	2,212,094	73,471	44,241	7,641,772
Great-West Putnam Equity Income Fund Institutional Class	500,121	5,322,278	803,688	1,893,180	(14,503)	83,077	4,676,131
Great-West Putnam High Yield Bond Institutional Class	1,451,770	14,882,871	2,281,990	4,900,381	(253,232)	788,343	13,864,407
Great-West Real Estate Index Fund Institutional Class	222,130	5,436,610	1,294,249	4,280,178	502,551	122,332	2,052,486
Great-West S&P 500® Index Fund Institutional Class	1,736,438	19,330,821	2,919,524	4,702,688	1,512,575	532,348	17,017,090
Great-West S&P Mid Cap 400® Index Fund Institutional Class	763,767	8,283,265	1,561,448	3,131,985	389,377	132,754	7,286,342
Great-West S&P Small Cap 600® Index Fund Institutional Class	515,185	4,936,703	1,955,526	2,726,713	(71,776)	95,538	5,059,112
Great-West Short Duration Bond Fund Institutional Class	546,634	5,401,475	1,350,200	1,378,322	(20,058)	118,575	5,378,879
Great-West T. Rowe Price Equity Income Fund Institutional Class	531,504	5,325,901	1,144,648	2,440,767	(230,981)	156,739	4,677,238
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	404,851	3,746,337	781,307	1,285,839	(126,341)	7,360	3,283,343
Great-West Templeton Global Bond Fund Institutional Class	835,692	10,137,225	1,156,546	4,505,270	(764,843)	131,275	7,646,585
					$ 99,010	$5,023,203	$181,955,575
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,849,877	$ 307,327	$ 47,178	$ (10,185)	$ 15,608	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	896,339	592,692	10,114,567	2,268,444	64,210	—	9,124,735

Annual Report - December 31, 2016

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	18,274,881	$ 7,764,446	$191,716,491	$18,981,537	$ 398,910	$ 3,288,953	$ 176,718,102
Great-West Federated Bond Fund Institutional Class	8,927,098	3,819,895	93,671,122	9,917,715	73,787	2,012,919	86,592,855
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,701,452	2,396,672	43,879,359	11,188,657	(1,060,070)	1,324,303	36,718,408
Great-West International Index Fund Institutional Class	14,512,765	7,522,837	134,930,386	13,035,818	1,112,288	3,206,165	125,535,415
Great-West Life & Annuity Contract	62,154,839	2,609,698	65,289,610	(6,356,911)	—	612,442	62,154,839
Great-West Loomis Sayles Bond Fund Institutional Class	8,023,246	3,314,676	86,109,704	10,226,014	(899,027)	2,983,995	75,418,511
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,985,704	1,069,837	22,719,827	5,525,833	(313,582)	149,239	18,903,904
Great-West MFS International Growth Fund Institutional Class	3,410,128	1,712,418	31,950,674	3,001,732	(99,072)	418,512	28,269,960
Great-West MFS International Value Fund Institutional Class	7,221,237	4,140,992	71,274,958	5,708,493	1,057,674	1,012,465	69,107,234
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,900,559	2,865,331	104,616,594	15,570,147	(179,318)	495,143	87,421,933
Great-West Putnam Equity Income Fund Institutional Class	5,742,217	3,474,592	59,668,714	10,508,989	1,621,672	925,933	53,689,729
Great-West Putnam High Yield Bond Institutional Class	7,423,515	3,083,401	79,007,757	10,516,198	(551,949)	3,760,955	70,894,567
Great-West Real Estate Index Fund Institutional Class	2,451,427	2,087,155	39,593,523	17,483,787	2,335,619	953,637	22,651,187
Great-West S&P 500® Index Fund Institutional Class	19,875,763	12,581,582	191,785,292	30,103,958	10,130,367	5,954,922	194,782,478
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,771,303	5,431,753	90,302,128	17,196,602	5,200,382	1,486,430	83,678,233
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,881,077	3,262,302	65,327,756	13,967,735	2,469,590	1,070,347	57,752,181
Great-West Short Duration Bond Fund Institutional Class	2,711,244	1,121,067	28,768,283	2,821,651	(18,129)	469,990	26,678,642
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,098,818	3,534,702	65,255,325	13,154,576	372,017	1,752,760	53,669,603
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,628,977	2,524,390	46,665,634	7,311,343	(3,105)	83,868	37,541,001
Great-West Templeton Global Bond Fund Institutional Class	4,241,413	2,092,904	51,007,112	13,254,170	(2,109,554)	590,829	38,808,929
					$19,592,525	$32,569,415	$1,416,112,446
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	627	$—	$ 11,824	$ 5,506	$ 157	$ —	$ 6,380
Great-West Bond Index Fund Institutional Class	22,947	—	414,032	189,135	(3,786)	2,072	221,893

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Federated Bond Fund Institutional Class	11,226	$—	$201,684	$ 92,397	$(1,399)	$ 773	$ 108,890
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,594	—	47,544	21,466	1,077	736	25,733
Great-West International Index Fund Institutional Class	10,721	—	171,538	77,754	(458)	2,347	92,735
Great-West Life & Annuity Contract	55,309	—	101,483	(46,381)	—	207	55,309
Great-West Loomis Sayles Bond Fund Institutional Class	10,018	—	174,684	78,635	(61)	1,489	94,171
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,509	—	26,493	11,853	668	43	14,364
Great-West MFS International Growth Fund Institutional Class	2,519	—	38,347	17,485	(193)	307	20,885
Great-West MFS International Value Fund Institutional Class	5,314	—	94,984	43,605	(1,655)	739	50,857
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,964	—	116,796	52,832	266	188	61,495
Great-West Putnam Equity Income Fund Institutional Class	4,002	—	68,895	31,191	867	296	37,420
Great-West Putnam High Yield Bond Institutional Class	9,099	—	159,906	71,837	727	2,411	86,895
Great-West Real Estate Index Fund Institutional Class	1,610	—	33,225	17,504	(474)	181	14,880
Great-West S&P 500® Index Fund Institutional Class	13,924	—	254,759	115,039	2,076	2,307	136,459
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,178	—	110,392	49,135	1,851	570	58,936
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,478	—	81,285	36,289	1,905	503	43,978
Great-West Short Duration Bond Fund Institutional Class	2,416	—	43,993	19,992	(92)	242	23,777
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,291	—	70,730	31,336	1,135	638	37,762
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,291	—	51,449	22,455	49	51	26,689
Great-West Templeton Global Bond Fund Institutional Class	5,150	—	87,776	41,945	783	14	47,125
					$ 3,443	$16,114	$1,266,633
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	8,905	$—	$ 95,019	$ 6,734	$ 346	$ —	$ 90,649
Great-West Bond Index Fund Institutional Class	124,573	—	1,279,033	45,594	(432)	12,478	1,204,619
Great-West Federated Bond Fund Institutional Class	60,866	—	620,208	22,734	(43)	5,077	590,403

Annual Report - December 31, 2016

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	36,829	$—	$ 390,579	$ 28,613	$ 1,801	$ 10,826	$ 365,347
Great-West International Index Fund Institutional Class	151,515	—	1,390,685	64,010	2,831	33,030	1,310,606
Great-West Life & Annuity Contract	288,421	—	299,033	(11,481)	—	869	288,421
Great-West Loomis Sayles Bond Fund Institutional Class	54,328	—	541,013	20,028	237	10,091	510,684
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	21,283	—	216,716	15,128	1,531	764	202,614
Great-West MFS International Growth Fund Institutional Class	35,573	—	309,249	13,661	553	4,316	294,898
Great-West MFS International Value Fund Institutional Class	75,293	—	772,538	34,990	52	10,421	720,559
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	98,550	—	957,612	54,725	1,704	2,979	870,200
Great-West Putnam Equity Income Fund Institutional Class	56,873	—	566,713	36,655	1,553	5,039	531,762
Great-West Putnam High Yield Bond Institutional Class	49,126	—	492,540	19,424	511	14,933	469,150
Great-West Real Estate Index Fund Institutional Class	22,295	—	270,739	48,941	(264)	3,421	206,006
Great-West S&P 500® Index Fund Institutional Class	197,360	—	2,091,874	124,999	3,087	37,014	1,934,133
Great-West S&P Mid Cap 400® Index Fund Institutional Class	87,959	—	922,885	67,306	3,706	9,176	839,130
Great-West S&P Small Cap 600® Index Fund Institutional Class	63,687	—	673,369	49,290	5,294	7,821	625,407
Great-West Short Duration Bond Fund Institutional Class	12,615	—	130,542	4,899	(7)	1,361	124,130
Great-West T. Rowe Price Equity Income Fund Institutional Class	61,211	—	594,750	40,185	1,242	10,433	538,657
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	47,043	—	434,863	23,661	566	724	381,520
Great-West Templeton Global Bond Fund Institutional Class	27,845	—	271,028	23,360	329	717	254,781
					$24,597	$181,490	$12,353,676
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,380,568	$ 525,627	$ 133,507	$ (11,843)	$ 28,726	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	90,715	1,118,869	125,444	460,119	(4,741)	—	923,475
Great-West Bond Index Fund Institutional Class	2,370,230	24,628,965	6,816,186	8,342,912	135,602	586,177	22,920,129
Great-West Federated Bond Fund Institutional Class	1,155,434	12,080,491	2,987,464	4,065,445	17,772	366,622	11,207,708

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	372,527	$ 4,500,268	$ 553,020	$ 2,204,147	$ (220,281)	$ 137,306	$ 3,695,465
Great-West International Index Fund Institutional Class	1,620,318	15,919,515	3,195,527	4,764,226	231,095	362,057	14,015,747
Great-West Life & Annuity Contract	3,549,436	3,556,367	1,077,103	(1,136,135)	—	52,101	3,549,436
Great-West Loomis Sayles Bond Fund Institutional Class	1,026,790	10,388,480	2,154,739	3,946,028	(409,341)	413,182	9,651,826
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	229,168	2,325,178	641,927	1,349,757	(190,509)	18,788	2,181,683
Great-West MFS International Growth Fund Institutional Class	379,197	3,593,194	626,615	1,151,252	(99,378)	47,113	3,143,540
Great-West MFS International Value Fund Institutional Class	805,728	8,765,003	1,752,122	2,514,636	410,335	114,438	7,710,819
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	999,961	5,384,725	1,491,696	3,308,170	27,340	52,913	8,829,659
Great-West Putnam Equity Income Fund Institutional Class	576,952	6,562,196	691,082	2,194,713	177,012	99,656	5,394,503
Great-West Putnam High Yield Bond Institutional Class	911,987	9,309,125	1,937,814	3,624,557	(241,400)	494,207	8,709,475
Great-West Real Estate Index Fund Institutional Class	190,817	4,362,814	931,287	3,225,911	378,884	99,886	1,763,146
Great-West S&P 500® Index Fund Institutional Class	2,002,004	23,891,280	2,768,001	5,959,889	2,276,689	635,072	19,619,639
Great-West S&P Mid Cap 400® Index Fund Institutional Class	881,464	10,228,401	1,530,430	3,708,451	813,054	158,475	8,409,166
Great-West S&P Small Cap 600® Index Fund Institutional Class	685,015	7,152,694	2,024,954	3,498,177	105,286	131,714	6,726,845
Great-West Short Duration Bond Fund Institutional Class	154,073	1,530,342	488,769	503,948	(4,877)	33,708	1,516,077
Great-West T. Rowe Price Equity Income Fund Institutional Class	613,249	6,570,449	1,092,744	2,892,686	(127,148)	187,184	5,396,593
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	467,242	4,637,384	831,527	1,671,990	(78,208)	8,608	3,789,335
Great-West Templeton Global Bond Fund Institutional Class	516,995	6,201,372	782,794	2,766,388	(451,263)	80,390	4,730,504
					$2,734,080	$4,108,323	$153,884,770
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,785,512	$ 373,660	$ 103,363	$ (21,371)	$ 15,308	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	996,844	584,040	10,892,234	2,024,808	52,329	—	10,147,867
Great-West Bond Index Fund Institutional Class	8,694,978	2,544,275	91,502,593	7,827,885	118,242	1,524,097	84,080,435
Great-West Federated Bond Fund Institutional Class	4,260,314	1,249,203	44,709,866	4,087,093	12,225	919,351	41,325,042

Annual Report - December 31, 2016

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,098,692	$ 2,335,148	$ 48,150,859	$10,912,540	$ (1,106,837)	$ 1,459,153	$ 40,659,029
Great-West International Index Fund Institutional Class	17,848,587	8,245,452	163,208,853	12,467,206	335,128	3,951,035	154,390,279
Great-West Life & Annuity Contract	12,646,756	370,035	13,148,589	(1,112,720)	—	240,852	12,646,756
Great-West Loomis Sayles Bond Fund Institutional Class	3,769,651	1,072,049	39,750,160	4,276,366	(406,380)	1,344,958	35,434,724
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,523,405	1,207,208	28,284,743	5,702,254	60,017	189,321	24,022,817
Great-West MFS International Growth Fund Institutional Class	4,200,200	1,856,834	39,080,534	2,958,532	(227,335)	516,266	34,819,654
Great-West MFS International Value Fund Institutional Class	8,866,912	4,537,917	85,820,635	5,377,777	959,768	1,244,965	84,856,344
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,944,899	2,790,566	114,295,128	14,884,495	(396,721)	541,166	96,643,462
Great-West Putnam Equity Income Fund Institutional Class	6,337,706	3,407,586	64,265,860	9,764,304	1,816,998	1,011,576	59,257,549
Great-West Putnam High Yield Bond Institutional Class	3,347,349	957,735	35,107,472	4,169,520	(233,186)	1,644,556	31,967,186
Great-West Real Estate Index Fund Institutional Class	2,180,398	1,555,471	32,721,714	12,612,847	1,801,885	791,631	20,146,879
Great-West S&P 500® Index Fund Institutional Class	21,922,282	12,394,755	204,295,179	27,473,705	10,824,827	6,508,478	214,838,367
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,673,741	5,302,550	96,706,378	16,408,287	5,257,908	1,624,178	92,287,490
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,504,690	3,714,929	81,034,686	14,847,451	3,558,151	1,362,045	73,696,060
Great-West Short Duration Bond Fund Institutional Class	551,287	154,185	5,836,611	498,531	(3,179)	94,088	5,424,668
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,730,987	3,417,879	70,935,790	12,456,682	415,954	1,916,316	59,232,689
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,119,410	2,416,078	50,607,381	6,266,140	307,656	92,355	41,518,413
Great-West Templeton Global Bond Fund Institutional Class	1,887,089	638,806	21,197,925	4,262,966	(680,521)	245,045	17,266,865
					$22,445,558	$27,236,740	$1,234,662,575
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	239	$—	$ 2,434	$ 55	$ 3	$ —	$ 2,430
Great-West Bond Index Fund Institutional Class	4,302	—	42,588	212	(6)	383	41,606
Great-West Federated Bond Fund Institutional Class	2,102	—	20,644	101	(1)	126	20,395

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	998	$—	$10,059	$202	$ 21	$ 285	$ 9,903
Great-West International Index Fund Institutional Class	4,573	—	40,107	192	3	996	39,557
Great-West Life & Annuity Contract	3,218	—	3,227	(16)	—	7	3,218
Great-West Loomis Sayles Bond Fund Institutional Class	1,858	—	17,862	86	1	296	17,462
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	664	—	6,457	123	24	20	6,320
Great-West MFS International Growth Fund Institutional Class	1,073	—	8,937	46	—	130	8,899
Great-West MFS International Value Fund Institutional Class	2,271	—	22,260	137	(1)	315	21,735
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,670	—	24,872	382	19	72	23,573
Great-West Putnam Equity Income Fund Institutional Class	1,538	—	14,591	245	16	120	14,379
Great-West Putnam High Yield Bond Institutional Class	1,624	—	15,703	81	4	446	15,509
Great-West Real Estate Index Fund Institutional Class	477	—	5,602	926	23	60	4,408
Great-West S&P 500® Index Fund Institutional Class	5,361	—	54,263	825	45	918	52,533
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,384	—	23,821	529	54	226	22,742
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,981	—	19,953	372	75	226	19,456
Great-West Short Duration Bond Fund Institutional Class	140	—	1,396	7	—	14	1,374
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,660	—	15,360	292	17	254	14,608
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,276	—	11,345	161	7	19	10,348
Great-West Templeton Global Bond Fund Institutional Class	911	—	8,282	230	(4)	9	8,337
					$300	$4,922	$358,792
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	11,953	$—	$ 144,932	$ 30,350	$ 797	$ —	$ 121,677
Great-West Bond Index Fund Institutional Class	66,900	—	795,339	126,669	(538)	9,142	646,920
Great-West Federated Bond Fund Institutional Class	32,786	—	385,780	62,219	(84)	4,867	318,022
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	49,183	—	598,584	133,625	4,556	16,015	487,899

Annual Report - December 31, 2016

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West International Index Fund Institutional Class	226,079	$—	$2,367,165	$426,489	$11,509	$ 49,735	$ 1,955,580
Great-West Life & Annuity Contract	48,237	—	56,939	(8,955)	—	253	48,237
Great-West Loomis Sayles Bond Fund Institutional Class	28,811	—	326,993	51,977	270	7,869	270,828
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	32,607	—	373,053	76,851	4,074	1,806	310,415
Great-West MFS International Growth Fund Institutional Class	53,129	—	526,342	92,465	2,251	6,487	440,437
Great-West MFS International Value Fund Institutional Class	112,535	—	1,336,812	238,977	2,589	15,704	1,076,956
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	131,715	—	1,478,391	289,232	3,217	5,246	1,163,047
Great-West Putnam Equity Income Fund Institutional Class	75,929	—	868,285	179,874	3,740	9,400	709,941
Great-West Putnam High Yield Bond Institutional Class	25,118	—	285,892	47,207	550	10,053	239,879
Great-West Real Estate Index Fund Institutional Class	25,555	—	407,040	149,972	(563)	6,449	236,124
Great-West S&P 500® Index Fund Institutional Class	263,191	—	3,213,651	638,346	6,851	63,704	2,579,271
Great-West S&P Mid Cap 400® Index Fund Institutional Class	116,498	—	1,394,143	296,496	8,487	15,866	1,111,396
Great-West S&P Small Cap 600® Index Fund Institutional Class	97,057	—	1,153,957	242,513	14,000	14,812	953,097
Great-West Short Duration Bond Fund Institutional Class	2,103	—	24,796	3,800	(3)	289	20,690
Great-West T. Rowe Price Equity Income Fund Institutional Class	80,954	—	904,110	187,431	3,055	18,411	712,399
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	61,709	—	650,226	117,834	1,250	1,039	500,457
Great-West Templeton Global Bond Fund Institutional Class	14,079	—	165,803	42,179	389	1,110	128,828
					$66,397	$258,257	$14,032,100
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 3,670,218	$ 344,578	$ 102,397	$ (6,765)	$ 19,526	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	64,554	768,034	110,603	317,702	(1,610)	—	657,163
Great-West Bond Index Fund Institutional Class	853,221	8,432,128	2,853,838	2,946,163	60,884	207,808	8,250,649
Great-West Federated Bond Fund Institutional Class	417,979	4,147,981	1,276,601	1,429,172	14,635	130,050	4,054,393
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	267,193	3,081,437	443,504	1,470,803	(158,905)	97,902	2,650,558

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West International Index Fund Institutional Class	1,291,012	$12,024,468	$2,786,777	$3,345,562	$ 219,672	$ 288,713	$11,167,253
Great-West Life & Annuity Contract	97,007	96,516	32,405	(33,349)	—	1,435	97,007
Great-West Loomis Sayles Bond Fund Institutional Class	366,962	3,537,871	920,905	1,375,319	(146,535)	145,154	3,449,438
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	187,952	1,845,549	527,127	990,917	(108,458)	15,292	1,789,300
Great-West MFS International Growth Fund Institutional Class	302,980	2,706,587	557,459	799,091	(66,141)	37,642	2,511,702
Great-West MFS International Value Fund Institutional Class	642,078	6,618,735	1,360,435	1,605,858	302,577	91,283	6,144,691
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	714,987	3,675,466	1,347,309	2,288,006	(4,203)	37,354	6,313,335
Great-West Putnam Equity Income Fund Institutional Class	413,681	4,484,661	539,871	1,323,301	189,462	70,377	3,867,917
Great-West Putnam High Yield Bond Institutional Class	314,943	3,085,814	777,345	1,228,208	(90,024)	169,006	3,007,710
Great-West Real Estate Index Fund Institutional Class	115,727	2,301,671	590,298	1,664,530	180,250	55,337	1,069,313
Great-West S&P 500® Index Fund Institutional Class	1,435,810	16,274,864	2,340,435	3,817,588	1,545,006	449,061	14,070,938
Great-West S&P Mid Cap 400® Index Fund Institutional Class	631,384	6,982,307	1,129,667	2,288,650	605,944	112,024	6,023,407
Great-West S&P Small Cap 600® Index Fund Institutional Class	560,690	5,654,113	1,712,641	2,587,626	193,890	107,080	5,505,972
Great-West Short Duration Bond Fund Institutional Class	4,382	36,200	20,526	13,388	(2)	903	43,118
Great-West T. Rowe Price Equity Income Fund Institutional Class	439,577	4,499,748	774,976	1,784,711	(38,065)	132,481	3,868,277
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	333,484	3,172,318	731,097	1,200,671	(66,153)	6,135	2,704,552
Great-West Templeton Global Bond Fund Institutional Class	177,842	2,033,039	389,679	977,462	(161,181)	26,928	1,627,254
					$2,464,278	$2,201,491	$88,873,947
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,402,803	$ 242,544	$ 31,068	$ (7,268)	$ 8,145	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	580,020	293,894	6,290,910	1,053,438	30,687	—	5,904,602
Great-West Bond Index Fund Institutional Class	2,591,872	746,296	27,555,711	2,597,913	38,356	458,579	25,063,404
Great-West Federated Bond Fund Institutional Class	1,269,395	365,438	13,419,766	1,307,415	1,901	278,341	12,313,129
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,385,512	1,176,935	27,371,276	5,478,536	(530,475)	842,590	23,664,280

Annual Report - December 31, 2016

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West International Index Fund Institutional Class	11,557,315	$4,596,101	$107,529,313	$ 7,976,749	$ 274,477	$ 2,563,338	$ 99,970,777
Great-West Life & Annuity Contract	251,052	7,785	265,721	(26,639)	—	4,185	251,052
Great-West Loomis Sayles Bond Fund Institutional Class	1,114,120	310,957	11,738,830	1,247,056	(108,753)	405,445	10,472,733
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,678,346	709,491	18,603,813	3,369,234	75,386	124,113	15,977,857
Great-West MFS International Growth Fund Institutional Class	2,708,087	1,037,004	25,527,906	1,895,061	(105,535)	333,591	22,450,042
Great-West MFS International Value Fund Institutional Class	5,742,424	2,531,106	56,344,798	3,330,400	547,321	808,072	54,955,002
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,379,994	1,406,821	65,328,974	6,683,653	(201,253)	310,365	56,335,350
Great-West Putnam Equity Income Fund Institutional Class	3,691,969	1,711,844	36,896,674	4,669,188	770,058	577,856	34,519,907
Great-West Putnam High Yield Bond Institutional Class	956,449	272,562	10,010,976	1,170,617	(62,882)	479,584	9,134,091
Great-West Real Estate Index Fund Institutional Class	1,237,785	743,064	17,696,492	6,162,631	742,928	419,405	11,437,131
Great-West S&P 500® Index Fund Institutional Class	12,777,886	6,218,994	118,585,252	13,334,720	4,654,712	3,737,975	125,223,282
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,641,106	2,665,339	55,860,184	8,112,607	2,480,050	931,415	53,816,151
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,007,557	2,163,240	53,931,780	9,126,365	2,252,842	899,010	49,174,205
Great-West Short Duration Bond Fund Institutional Class	8,509	3,886	89,828	9,194	21	1,499	83,726
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,922,429	1,725,846	40,713,940	6,059,664	200,065	1,097,353	34,517,373
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,986,273	1,232,343	29,133,656	2,959,195	29,341	53,630	24,218,677
Great-West Templeton Global Bond Fund Institutional Class	538,214	178,540	6,448,314	1,606,198	(258,743)	72,353	4,924,656
					$10,823,236	$14,406,844	$674,407,427
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	109	$—	$ 2,021	$ 937	$ 38	$ —	$ 1,112
Great-West Bond Index Fund Institutional Class	1,170	—	21,109	9,561	(168)	138	11,316
Great-West Federated Bond Fund Institutional Class	573	—	10,280	4,673	(53)	71	5,555
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	453	—	8,169	3,719	187	131	4,494
Great-West International Index Fund Institutional Class	2,311	—	36,782	16,441	159	500	19,994

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Loomis Sayles Bond Fund Institutional Class	503	$—	$ 8,702	$ 3,868	$ 55	$ 91	$ 4,727
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	343	—	5,870	2,637	147	13	3,265
Great-West MFS International Growth Fund Institutional Class	541	—	8,227	3,699	17	65	4,489
Great-West MFS International Value Fund Institutional Class	1,149	—	20,542	9,254	(241)	158	10,993
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,213	—	20,343	9,180	215	38	10,712
Great-West Putnam Equity Income Fund Institutional Class	701	—	12,001	5,453	182	60	6,558
Great-West Putnam High Yield Bond Institutional Class	431	—	7,501	3,328	110	130	4,117
Great-West Real Estate Index Fund Institutional Class	208	—	4,725	2,694	(96)	32	1,924
Great-West S&P 500® Index Fund Institutional Class	2,433	—	44,402	20,149	407	445	23,848
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,084	—	19,069	8,552	333	110	10,338
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,024	—	18,102	8,109	453	124	10,053
Great-West T. Rowe Price Equity Income Fund Institutional Class	756	—	12,401	5,581	135	125	6,649
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	581	—	9,020	3,950	7	9	4,708
Great-West Templeton Global Bond Fund Institutional Class	253	—	4,427	2,172	41	6	2,318
					$1,928	$2,246	$147,170
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	3,194	$—	$ 34,092	$ 2,519	$ 149	$ —	$ 32,520
Great-West Bond Index Fund Institutional Class	13,380	—	137,291	4,263	(49)	1,325	129,386
Great-West Federated Bond Fund Institutional Class	6,542	—	66,649	2,215	(8)	538	63,460
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	13,168	—	138,940	10,565	748	3,814	130,629
Great-West International Index Fund Institutional Class	67,027	—	617,661	26,950	1,080	14,570	579,780
Great-West Loomis Sayles Bond Fund Institutional Class	5,740	—	57,189	2,045	27	1,021	53,952
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	9,891	—	100,454	7,820	762	337	94,160

Annual Report - December 31, 2016

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West MFS International Growth Fund Institutional Class	15,704	$—	$136,535	$ 5,033	$ 179	$ 1,897	$ 130,185
Great-West MFS International Value Fund Institutional Class	33,286	—	346,725	17,121	(95)	4,591	318,552
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	35,236	—	341,516	18,666	828	1,028	311,132
Great-West Putnam Equity Income Fund Institutional Class	20,317	—	201,486	12,996	637	1,713	189,962
Great-West Putnam High Yield Bond Institutional Class	4,909	—	49,230	1,956	59	1,453	46,880
Great-West Real Estate Index Fund Institutional Class	7,332	—	85,324	12,017	(107)	1,008	67,747
Great-West S&P 500® Index Fund Institutional Class	70,612	—	745,536	44,653	1,554	12,769	692,003
Great-West S&P Mid Cap 400® Index Fund Institutional Class	31,254	—	324,710	22,947	1,338	3,158	298,167
Great-West S&P Small Cap 600® Index Fund Institutional Class	29,524	—	311,702	25,449	2,673	3,544	289,922
Great-West T. Rowe Price Equity Income Fund Institutional Class	21,749	—	210,348	14,776	558	3,578	191,389
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	16,699	—	154,494	8,618	291	257	135,432
Great-West Templeton Global Bond Fund Institutional Class	2,889	—	28,712	3,095	17	62	26,431
					$10,641	$56,663	$3,781,689
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,220,569	$ 142,337	$ 49,909	$ (7,365)	$ 6,569	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	22,295	254,258	69,959	134,634	(4,633)	—	226,964
Great-West Bond Index Fund Institutional Class	219,933	2,217,433	999,170	1,066,269	19,680	55,670	2,126,749
Great-West Federated Bond Fund Institutional Class	107,494	1,088,439	448,615	517,613	(2,369)	35,121	1,042,690
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	91,911	1,021,784	259,121	572,954	(53,713)	34,131	911,753
Great-West International Index Fund Institutional Class	492,439	4,414,778	1,745,503	2,023,862	(148,890)	111,495	4,259,602
Great-West Loomis Sayles Bond Fund Institutional Class	94,671	925,748	325,603	473,310	(52,615)	39,247	889,907
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	73,132	699,518	278,997	472,077	(73,320)	6,092	696,221
Great-West MFS International Growth Fund Institutional Class	115,444	992,372	362,627	462,067	(70,171)	14,519	957,027
Great-West MFS International Value Fund Institutional Class	244,743	2,433,030	810,502	869,852	59,554	35,168	2,342,190

Annual Report - December 31, 2016

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	246,058	$1,220,956	$ 713,462	$ 980,275	$ (14,207)	$ 13,056	$ 2,172,696
Great-West Putnam Equity Income Fund Institutional Class	142,072	1,488,603	352,850	658,154	(22,981)	24,554	1,328,374
Great-West Putnam High Yield Bond Institutional Class	81,100	809,541	267,015	409,344	(31,644)	45,409	774,509
Great-West Real Estate Index Fund Institutional Class	41,627	736,486	308,020	618,447	45,968	18,921	384,630
Great-West S&P 500® Index Fund Institutional Class	492,058	5,397,478	1,410,110	1,844,664	418,498	156,355	4,822,167
Great-West S&P Mid Cap 400® Index Fund Institutional Class	216,907	2,316,839	638,177	1,071,636	88,582	39,120	2,069,292
Great-West S&P Small Cap 600® Index Fund Institutional Class	218,297	2,137,551	919,102	1,317,656	(43,932)	42,507	2,143,675
Great-West T. Rowe Price Equity Income Fund Institutional Class	150,980	1,490,346	435,129	811,110	(99,379)	46,215	1,328,620
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	114,730	1,058,289	362,030	522,736	(55,146)	2,140	930,459
Great-West Templeton Global Bond Fund Institutional Class	50,842	592,228	204,703	399,803	(63,325)	8,218	465,207
					$(111,408)	$734,507	$29,872,732
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 352,946	$ 86,118	$ 4,645	$ (788)	$ 2,157	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	193,097	73,067	2,057,352	289,733	8,571	—	1,965,728
Great-West Bond Index Fund Institutional Class	795,682	183,839	8,353,151	644,595	9,003	138,357	7,694,248
Great-West Federated Bond Fund Institutional Class	388,489	90,899	4,049,658	325,717	(1,038)	83,989	3,768,338
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	793,151	295,575	8,835,986	1,511,008	(135,126)	277,843	7,868,056
Great-West International Index Fund Institutional Class	4,278,910	1,271,134	40,469,698	2,695,543	26,976	945,349	37,012,568
Great-West Loomis Sayles Bond Fund Institutional Class	340,699	77,458	3,495,707	283,408	(26,085)	121,828	3,202,570
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	631,896	204,898	6,883,453	1,118,826	(27,312)	45,645	6,015,653
Great-West MFS International Growth Fund Institutional Class	1,004,987	287,505	9,435,427	588,977	(58,543)	123,357	8,331,343
Great-West MFS International Value Fund Institutional Class	2,125,168	700,613	21,047,240	1,058,006	134,474	297,956	20,337,860
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,116,787	355,143	21,690,683	2,065,526	(110,396)	101,024	18,691,229

Annual Report - December 31, 2016

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Putnam Equity Income Fund Institutional Class	1,225,329	$ 430,189	$12,273,231	$1,232,008	$ 174,516	$ 187,056	$ 11,456,822
Great-West Putnam High Yield Bond Institutional Class	292,040	67,223	2,985,091	276,785	(14,583)	144,677	2,788,981
Great-West Real Estate Index Fund Institutional Class	446,130	187,537	6,031,961	1,800,495	193,410	138,756	4,122,246
Great-West S&P 500® Index Fund Institutional Class	4,252,109	1,557,619	40,593,735	3,617,088	1,154,736	1,217,364	41,670,665
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,874,990	670,279	18,873,378	2,356,292	709,529	303,485	17,887,404
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,882,062	624,818	20,225,117	3,135,784	596,011	333,390	18,481,846
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,301,958	436,909	13,397,706	1,686,367	8,700	356,407	11,457,234
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	990,679	314,759	9,602,755	861,729	(26,906)	17,751	8,034,405
Great-West Templeton Global Bond Fund Institutional Class	183,647	49,537	2,207,742	548,143	(90,924)	23,888	1,680,368
					$2,524,225	$4,860,279	$232,467,564
(a) Includes assets received as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (including assets received as part of the Fund's reorganization) were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$27,773,097	$60,720,233
Great-West Lifetime 2015 Fund	1,173,405,698	233,344,368
Great-West Lifetime Conservative 2020 Fund	830,843	114,645
Great-West Lifetime 2020 Fund	17,883,384	2,215,258
Great-West Lifetime Conservative 2025 Fund	56,971,309	94,607,277
Great-West Lifetime 2025 Fund	1,971,658,380	339,872,802
Great-West Lifetime Conservative 2030 Fund	2,881,852	1,315,146
Great-West Lifetime 2030 Fund	16,231,893	984,846
Great-West Lifetime Conservative 2035 Fund	51,263,375	90,601,314
Great-West Lifetime 2035 Fund	1,671,422,129	263,900,475
Great-West Lifetime Conservative 2040 Fund	446,577	7,891
Great-West Lifetime 2040 Fund	21,519,911	4,369,013
Great-West Lifetime Conservative 2045 Fund	32,420,225	50,423,455
Great-West Lifetime 2045 Fund	927,630,768	132,601,988
Great-West Lifetime Conservative 2050 Fund	338,718	156,475
Great-West Lifetime 2050 Fund	5,135,559	316,513
Great-West Lifetime Conservative 2055 Fund	15,941,699	21,102,048
Great-West Lifetime 2055 Fund	327,591,734	38,970,426

Annual Report - December 31, 2016

4.  FUND REORGANIZATION
On April 22, 2016, the Funds acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Funds distributed all of their net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund shareholders for federal income tax purposes.
Target Funds	Acquiring Funds
Great-West Lifetime 2015 II Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime 2025 II Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime 2035 II Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime 2045 II Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime 2055 II Fund	Great-West Lifetime 2055 Fund
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)	Captial loss carryforwards available for potential utilization
Great-West Lifetime 2015 II Fund	$ 980,830,130	$ 971,270,772	$(9,559,358)	$ -
Great-West Lifetime 2025 II Fund	1,663,171,799	1,658,277,958	(4,893,841)	(1,585,752)
Great-West Lifetime 2035 II Fund	1,399,520,962	1,399,520,587	(375)	-
Great-West Lifetime 2045 II Fund	759,564,825	750,065,999	(9,498,826)	-
Great-West Lifetime 2055 II Fund	253,581,742	246,342,131	(7,239,611)	-
For financial reporting purposes, assets received and shares issued by the Acquiring Funds (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Annual Report - December 31, 2016

Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganizations were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Funds - Prior to the Reorganizations
Great-West Lifetime 2015 II Fund - Class T	8,439,004	$ 108,182,050	$12.82
Great-West Lifetime 2015 II Fund - Class T1	55,858,735	714,861,417	12.80
Great-West Lifetime 2015 II Fund - Class L	14,879,497	123,976,498	8.33
Great-West Lifetime 2015 II Fund - Institutional Class	2,630,595	24,067,605	9.15
Great-West Lifetime 2025 II Fund - Class T	12,782,200	178,809,789	13.99
Great-West Lifetime 2025 II Fund - Class T1	97,283,578	1,352,953,758	13.91
Great-West Lifetime 2025 II Fund - Class L	11,889,837	95,969,903	8.07
Great-West Lifetime 2025 II Fund - Institutional Class	3,442,015	30,166,189	8.76
Great-West Lifetime 2035 II Fund - Class T	10,370,379	157,057,578	15.14
Great-West Lifetime 2035 II Fund - Class T1	75,761,399	1,143,841,207	15.10
Great-West Lifetime 2035 II Fund - Class L	10,071,331	80,298,836	7.97
Great-West Lifetime 2035 II Fund - Institutional Class	2,135,932	17,926,658	8.39
Great-West Lifetime 2045 II Fund - Class T	5,399,847	83,346,845	15.44
Great-West Lifetime 2045 II Fund - Class T1	40,370,291	618,809,278	15.33
Great-West Lifetime 2045 II Fund - Class L	4,882,597	38,529,409	7.89
Great-West Lifetime 2045 II Fund - Institutional Class	1,108,566	9,152,068	8.26
Great-West Lifetime 2055 II Fund - Class T	2,108,947	32,557,227	15.44
Great-West Lifetime 2055 II Fund - Class T1	13,481,662	207,266,132	15.37
Great-West Lifetime 2055 II Fund - Class L	674,434	5,390,233	7.99
Great-West Lifetime 2055 II Fund - Institutional Class	126,394	1,053,900	8.34

Acquiring Funds - Prior to the Reorganizations
Great-West Lifetime 2015 Fund - Class T	263,417	$ 3,447,431	$13.09
Great-West Lifetime 2015 Fund - Class T1	4,057,536	52,721,685	12.99
Great-West Lifetime 2015 Fund - Class L	-	-	10.00
Great-West Lifetime 2015 Fund - Institutional Class	1,039	9,979	9.60
Great-West Lifetime 2025 Fund - Class T	853,694	11,730,126	13.74
Great-West Lifetime 2025 Fund - Class T1	6,703,704	91,603,322	13.66
Great-West Lifetime 2025 Fund - Class L	-	-	10.00
Great-West Lifetime 2025 Fund - Institutional Class	1,052	9,901	9.41
Great-West Lifetime 2035 Fund - Class T	567,140	7,626,753	13.45
Great-West Lifetime 2035 Fund - Class T1	5,779,464	76,678,328	13.27
Great-West Lifetime 2035 Fund - Class L	-	-	10.00
Great-West Lifetime 2035 Fund - Institutional Class	1,050	9,822	9.35
Great-West Lifetime 2045 Fund - Class T	153,205	2,026,210	13.23
Great-West Lifetime 2045 Fund - Class T1	3,351,529	42,967,842	12.82
Great-West Lifetime 2045 Fund - Class L	-	-	10.00
Great-West Lifetime 2045 Fund - Institutional Class	1,046	9,783	9.35
Great-West Lifetime 2055 Fund - Class T	22,841	355,839	15.58
Great-West Lifetime 2055 Fund - Class T1	835,420	12,673,707	15.17
Great-West Lifetime 2055 Fund - Class L	-	-	10.00
Great-West Lifetime 2055 Fund - Institutional Class	1,049	9,742	9.29

Acquiring Funds - After the Reorganizations
Great-West Lifetime 2015 Fund - Class T	8,529,570	$ 111,629,481	$13.09
Great-West Lifetime 2015 Fund - Class T1	59,074,289	767,583,102	12.99
Great-West Lifetime 2015 Fund - Class L	12,397,650	123,976,498	10.00
Great-West Lifetime 2015 Fund - Institutional Class	2,506,926	24,077,584	9.60

Annual Report - December 31, 2016

	Shares Outstanding	Net Assets	NAV per Share
Great-West Lifetime 2025 Fund - Class T	13,867,096	$ 190,539,915	$13.74
Great-West Lifetime 2025 Fund - Class T1	105,715,414	1,444,557,080	13.66
Great-West Lifetime 2025 Fund - Class L	9,596,990	95,969,903	10.00
Great-West Lifetime 2025 Fund - Institutional Class	3,206,267	30,176,090	9.41
Great-West Lifetime 2035 Fund - Class T	12,246,243	164,684,331	13.45
Great-West Lifetime 2035 Fund - Class T1	91,994,034	1,220,519,535	13.27
Great-West Lifetime 2035 Fund - Class L	8,029,884	80,298,836	10.00
Great-West Lifetime 2035 Fund - Institutional Class	1,917,461	17,936,480	9.35
Great-West Lifetime 2045 Fund - Class T	6,455,194	85,373,055	13.23
Great-West Lifetime 2045 Fund - Class T1	51,619,190	661,777,120	12.82
Great-West Lifetime 2045 Fund - Class L	3,852,941	38,529,409	10.00
Great-West Lifetime 2045 Fund - Institutional Class	979,587	9,161,851	9.35
Great-West Lifetime 2055 Fund - Class T	2,112,661	32,913,066	15.58
Great-West Lifetime 2055 Fund - Class T1	14,497,900	219,939,839	15.17
Great-West Lifetime 2055 Fund - Class L	539,023	5,390,233	10.00
Great-West Lifetime 2055 Fund - Institutional Class	114,531	1,063,642	9.29
Pro Forma Results of Operations
The beginning of the Target Funds fiscal year was January 1, 2016. Assuming the reorganizations had been completed on January 1, 2016, the beginning of the Acquiring Funds current fiscal year, the pro forma results of operations for the year ended December 31, 2016, are as follows:
	Net investment income	Net realized and unrealized gain (loss)	Net increase in net assets resulting from operations
Great-West Lifetime 2015 Fund	$20,574,470	$ 43,117,462	$ 63,691,932
Great-West Lifetime 2025 Fund	34,428,791	101,263,652	135,692,443
Great-West Lifetime 2035 Fund	27,091,925	104,555,885	131,647,810
Great-West Lifetime 2045 Fund	14,266,662	50,429,289	64,695,951
Great-West Lifetime 2055 Fund	4,908,694	(2,436,657)	2,472,037
Because the combined Funds for the reorganizations have been managed as single integrated Funds since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Funds Statement of Operations for the Acquiring Funds since the reorganizations were consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime Conservative 2015 Fund (formerly known as “Great-West Lifetime 2015 Fund I”), Great-West Lifetime 2015 Fund (formerly known as “Great-West Lifetime 2015 Fund III”), Great-West Lifetime Conservative 2025 Fund (formerly known as “Great-West Lifetime 2025 Fund I”), Great-West Lifetime 2025 Fund (formerly known as “Great-West Lifetime 2025 Fund III”), Great-West Lifetime Conservative 2035 Fund (formerly known as “Great-West Lifetime 2035 Fund I"), Great-West Lifetime 2035 Fund (formerly known as “Great-West Lifetime 2035 Fund III”), Great-West Lifetime Conservative 2045 Fund (formerly known as “Great-West Lifetime 2045 Fund I”), Great-West Lifetime 2045 Fund (formerly known as “Great-West Lifetime 2045 Fund III”), Great-West Lifetime Conservative 2055 Fund (formerly known as “Great-West Lifetime 2055 Fund I”), Great-West Lifetime 2055 Fund (formerly known as “Great-West Lifetime 2055 Fund III”), Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime Conservative 2050 Fund, and Great-West Lifetime 2050 Fund (collectively the “Funds”), of Great-West Funds, Inc. as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of five years in the period then ended. (As to the Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime Conservative 2050 Fund, and Great-West Lifetime 2050 Fund the related statements of operations, changes in net assets, and the financial highlights for the period from April 28, 2016 (commencement of operations) to December 31, 2016.) These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime Conservative 2015 Fund	$ 17,056	$ 210,726
Great-West Lifetime 2015 Fund	222,355	2,747,687
Great-West Lifetime Conservative 2020 Fund	126	1,549
Great-West Lifetime 2020 Fund	4,108	50,544
Great-West Lifetime Conservative 2025 Fund	49,069	601,551
Great-West Lifetime 2025 Fund	566,063	6,936,278
Great-West Lifetime Conservative 2030 Fund	421	5,136
Great-West Lifetime 2030 Fund	5,952	72,587
Great-West Lifetime Conservative 2035 Fund	64,008	777,581
Great-West Lifetime 2035 Fund	813,213	8,575,129
Great-West Lifetime Conservative 2040 Fund	182	2,196
Great-West Lifetime 2040 Fund	9,022	108,983
Great-West Lifetime Conservative 2045 Fund	51,787	623,345
Great-West Lifetime 2045 Fund	463,426	5,577,489
Great-West Lifetime Conservative 2050 Fund	93	1,117
Great-West Lifetime 2050 Fund	2,708	32,433
Great-West Lifetime Conservative 2055 Fund	20,048	239,037
Great-West Lifetime 2055 Fund	174,358	2,078,098
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime Conservative 2015 Fund	20%
Great-West Lifetime 2015 Fund	33
Great-West Lifetime Conservative 2020 Fund	20
Great-West Lifetime 2020 Fund	0
Great-West Lifetime Conservative 2025 Fund	26
Great-West Lifetime 2025 Fund	36
Great-West Lifetime Conservative 2030 Fund	17
Great-West Lifetime 2030 Fund	34
Great-West Lifetime Conservative 2035 Fund	38
Great-West Lifetime 2035 Fund	54
Great-West Lifetime Conservative 2040 Fund	35
Great-West Lifetime 2040 Fund	38
Great-West Lifetime Conservative 2045 Fund	51
Great-West Lifetime 2045 Fund	59
Great-West Lifetime Conservative 2050 Fund	17
Great-West Lifetime 2050 Fund	0
Great-West Lifetime Conservative 2055 Fund	53
Great-West Lifetime 2055 Fund	57

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017